  As filed with the Securities and Exchange Commission on January 25, 1999

                                                      Registration No. 33- 33085
                                                                       811-06032
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C    20549

--------------------------------------------------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.___

                      Post-Effective Amendment No. 17                     X
                                                  ----                    -


                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                              Amendment No.  24                           X
                                            ----                          -


                       PFL ENDEAVOR VA SEPARATE ACCOUNT
                     -------------------------------------
                          (Exact Name of Registrant)

                     PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT
                   -----------------------------------------
                          (Former Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                          --------------------------
                              (Name of Depositor)

              4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                (319) 297-8121

                           Frank A. Camp, Esquire
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire
                      Sutherland, Asbill & Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

     It is proposed that this filing will become effective:


     ------- immediately upon filing pursuant to paragraph (b) of Rule 485 on ___________ pursuant to paragraph (b) of Rule 485
     -------

                60 days after filing pursuant to paragraph (a) (i) of
     -------    Rule 485


        X       on May 1, 1999 pursuant to paragraph (a)(i) of Rule 485
     -------

     -------    75 days after filing pursuant to paragraph (a)(ii)


     -------    on ____________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

       [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing incorporates by reference the Prospectus and Statement of Additional Information of the Post-Effective Amendment No. 16 filed on September 28, 1998

                             CROSS REFERENCE SHEET
                             Pursuant to Rule 495


                  Showing Location in Part A (Prospectus) and
                 Part B (Statement of Additional Information)
         of Registration Statement of Information Required by Form N-4
         -------------------------------------------------------------

                                 PART A
                                 ------

Item of Form N-4                              Prospectus Caption
----------------                              ------------------
 1.  Cover Page....................    Cover Page

 2.  Definitions...................    Definitions

 3.  Synopsis......................    Summary; Historical Performance
                                       Data

 4.  Condensed Financial Information   Financial Statements

 5.  General
     (a) Depositor.................    PFL Life Insurance Company
     (b) Registrant................    The Mutual Fund Account
     (c) Portfolio Company.........    Underlying Funds
     (d) Fund Prospectus...........    Underlying Funds
     (e) Voting Rights.............    Voting Rights

 6.  Deductions and Expenses
     (a) General...................    Charges and Deductions
     (b) Sales Load %..............    Surrender Charge
     (c) Special Purchase Plan.....    N/A
     (d) Commissions...............    Distributor of the Policies
     (e) Expenses - Registrant.....    N/A
     (f) Fund Expenses.............    Expenses Including Investment
                                       Advisory Fees
     (g) Organizational Expenses...    N/A

 7.  Policies
     (a) Persons with Rights.......    The Policy; Election of Annuity
                                       Option; Determination of Annuity
                                       Payments; Annuity Commencement
                                       Date; Ownership of the Policy
                                       Voting Rights
     (b) (i)   Allocation of Premium
               Payments............    Allocation of Premiums
         (ii)  Transfers...........    Transfers
         (iii) Exchanges...........    N/A
     (c) Changes...................    Addition, Deletion or
                                       Substitution of Investments;
                                       Election of Annuity Option;
                                       Annuity Commencement Date;
                                       Beneficiary; Ownership of the
                                       Policy

     (d) Inquiries.................    Summary

 8.  Annuity Period................    Annuity Options

 9.  Death Benefit.................    Death of Annuitant Prior to
                                       Annuity Commencement Date

10. Purchase and Policy Values
    (a)  Purchases.................    Policy Application and Issuance
                                       of Policies; Premiums
    (b)  Valuation.................    Policy Value; The Mutual Fund
                                       Account Value
    (c)  Daily Calculation.........    The Mutual Fund Account Value
    (d)  Underwriter...............    Distributor of the Policies

11. Redemptions
    (a)  By Owners.................    Surrenders
         By Annuitant..............    N/A
    (b)  Texas ORP.................    Restrictions Under the Texas
                                       Optional Retirement Program
    (c)  Check Delay...............    Payment not Honored by Bank
    (d)  Lapse.....................    N/A
    (e)  Free Look.................    Summary

12. Taxes..........................    Certain Federal Income Tax
                                       Consequences

13. Legal Proceedings..............    Legal Proceedings

14. Table of Contents for the
    Statement of                       Statement of Additional
    Additional Information             Information

                                PART B
                                ------

Item of Form N-4                              Statement of Additional
----------------                                Information Caption
                                                -------------------
15. Cover Page.....................    Cover Page

16  Table of Contents..............    Table of Contents

17. General Information
    and History....................    (Prospectus) PFL Life Insurance
                                       Company

18. Services.......................
    (a)  Fees and Expenses
         of Registrant.............    N/A
    (b)  Management Policies.......    N/A
    (c)  Custodian.................    Custody of Assets
         Independent
         Auditors..................    Independent Auditors
    (d)  Assets of Registrant......    Custody of Assets

    (e)  Affiliated Person.........    N/A
    (f)  Principal Underwriter.....    Distribution of the Policies

19. Purchase of Securities
    Being Offered..................    Distribution of the Policies
    Offering Sales Load............    N/A

20. Underwriters...................    Distribution of the Policies;
                                       (Prospectus) Distributor of the
                                       Policies

21. Calculation of Performance
    Data...........................    Calculation of Yields and Total
                                       Returns; Other Performance Data

22. Annuity Payments...............    (Prospectus) Election of Annuity Option;
                                       (Prospectus) Determination of Annuity
                                       Payments

23. Financial Statements...........    Financial Statements

                        PART C -- OTHER INFORMATION
                        ---------------------------

Item of Form N-4                                Part C Caption
----------------                                --------------
24.  Financial Statements
     and Exhibits..................    Financial Statements and Exhibits
     (a)  Financial Statements.....    Financial Statements
     (b)  Exhibits.................    Exhibits

25.  Directors and Officers of         Directors and Officers of the
     the Depositor                     Depositor

26.  Persons Controlled By or Under    Persons Controlled By or Under
     Common Control with the           Common Control with the
     Depositor or Registrant.......    Depositor or Registrant

27.  Number of Policyowners........    Number of Policyowners

28.  Indemnification...............    Indemnification

29.  Principal Underwriters........    Principal Underwriters

30.  Location of Accounts..........
     and Records...................    Location of Accounts and Records

31.  Management Services...........    Management Services

32.  Undertakings..................    Undertakings

     Signature Page................    Signatures

______________________________

                      STATEMENT OF ADDITIONAL INFORMATION


                         THE ENDEAVOR VARIABLE ANNUITY


                                Issued through


                       PFL ENDEAVOR VA SEPARATE ACCOUNT

                                     and

                          PFL ENDEAVOR TARGET ACCOUNT

                                  Offered by
                          PFL LIFE INSURANCE COMPANY


                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001



This statement of additional information expands upon subjects discussed in the current prospectus for the Endeavor Variable Annuity offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 1999 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.


This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the policy and target account, Endeavor Series Trust, and the Growth Portfolio of the WRL Series Fund, Inc.



Dated: May 1, 1999

                               TABLE OF CONTENTS


                                                                                                                   Page
                                                                                                                 --------
GLOSSARY OF TERMS.............................................................................................
THE POLICY--GENERAL PROVISIONS................................................................................
    Owner.....................................................................................................
    Entire Policy.............................................................................................
    Misstatement of Age or Sex................................................................................
    Addition, Deletion or Substitution of Investments.........................................................
    Excess Interest Adjustment................................................................................
    Reallocation of Policy Values After the Annuity Commencement Date.........................................
    Annuity Payment Options...................................................................................
    Death Benefit.............................................................................................
    Death of Owner............................................................................................
    Assignment................................................................................................
    Evidence of Survival......................................................................................
    Non-Participating.........................................................................................
    Amendments................................................................................................
    Employee and Agent Purchases..............................................................................
CERTAIN FEDERAL INCOME TAX CONSEQUENCES.......................................................................
    Tax Status of the Policy..................................................................................
    Taxation of PFL...........................................................................................
INVESTMENT EXPERIENCE.........................................................................................
    Accumulation Units........................................................................................
    Annuity Unit Value and Annuity Payment Rates..............................................................
FAMILY INCOME PROTECTOR - HYPOTHETICAL ILLUSTRATION...........................................................
HISTORICAL PERFORMANCE DATA...................................................................................
    Money Market Yields.......................................................................................
    Other Subaccount Yields...................................................................................
    Total Returns.............................................................................................
    Other Performance Data....................................................................................
    Adjusted Historical Performance Data - The Mutual Fund Account............................................
THE TARGET ACCOUNT............................................................................................
    What is the Investment Strategy?..........................................................................
    Determination of Unit Value; Valuation of Securities......................................................
    The Board of Managers.....................................................................................
    The Investment Advisory Services..........................................................................
    The Manager...............................................................................................
    Operating Expenses........................................................................................
    Transfer Agent and Custodian..............................................................................
    Brokerage Allocation......................................................................................
    Investment Restrictions...................................................................................
    Fundamental Policies......................................................................................
    Operating Policies........................................................................................
    Options and Futures Strategies............................................................................
    Securities Lending........................................................................................
    Tax Limitation............................................................................................
PUBLISHED RATINGS.............................................................................................
STATE REGULATION OF PFL.......................................................................................
ADMINISTRATION................................................................................................
RECORDS AND REPORTS...........................................................................................
DISTRIBUTION OF THE POLICIES..................................................................................
VOTING RIGHTS.................................................................................................

                                                                                                                   Page
                                                                                                                 --------
OTHER PRODUCTS................................................................................................
CUSTODY OF ASSETS.............................................................................................
LEGAL MATTERS.................................................................................................
INDEPENDENT AUDITORS..........................................................................................
OTHER INFORMATION.............................................................................................
FINANCIAL STATEMENTS..........................................................................................

                               GLOSSARY OF TERMS


Accumulation Unit--An accounting unit of measure used in calculating the policy value in the mutual fund account and the target account before the annuity commencement date.


Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments.


Administrative and Service Office--Financial Markets Division--Variable Annuity Dept., PFL Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.


Annual Stock Selection Date--The last business day of a specified 12-month period.


Annuitant--The person entitled to receive annuity payments after the annuity commencement date and during whose life any annuity payments involving life contingencies will continue.


Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.


Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.


Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.


Beneficiary--The person who has the right to the death benefit set forth in the policy.


Business Day--A day when the New York Stock Exchange is open for business.


Cash Value--The policy value increased or decreased by an excess interest adjustment, less the surrender charge, if any.


Code--The Internal Revenue Code of 1986, as amended.


DJIA--The Dow Jones Industrial Average/SM/. Thirty stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.


Due Proof of Death--A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL will constitute due proof of death.


Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals or full surrenders, from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.


Fixed Account--One or more investment choices under the policy that are part of the general assets of PFL and which are not in the separate accounts.

Guaranteed Period Options--The various guaranteed interest rate periods which may be offered by PFL under the fixed account into which premiums may be paid or amounts may be transferred.


Initial Stock Selection Date--The date is June 30, 1998 for the July Series. The date is December 31, 1998 for the January Series.


Investment Choices--Any of the guaranteed period options of the fixed account, the dollar cost averaging fixed account option, and any of the subaccounts of the mutual fund account or the target account.


Mutual Fund Account--A separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended, to which premium payments under the policies may be allocated and which invests in the WRL Growth Portfolio of the WRL Series Fund, Inc., designated portfolios of the Endeavor Series Trust and such other mutual funds as PFL may determine from time to time.


Mutual Fund Subaccount--A subdivision within the mutual fund account, the assets of which are invested in a specified portfolio of the underlying funds.


Nonqualified Policy--A policy other than a qualified policy.


Owner or Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the application.


Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:


  (1) premium payments; minus


  (2) partial withdrawals (including any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus


  (3) interest credited in the fixed account; plus


  (4) accumulated gains or losses in the mutual fund account and the target account; minus


  (5) service charges, premium taxes, and transfer fees, if any.


Policy Year-- A policy year begins on the policy date and on each policy anniversary.


Premium Payment--An amount paid to PFL by the owner or on the owner's behalf as consideration for the benefits provided by the policy.


Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the code.


Service Charge--An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.


Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.


Surrender Charge--A percentage of each premium payment in an amount from 7% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on surrenders of, or partial withdrawals from, the policy. A surrender charge may also be referred to as a "contingent deferred sales charge."

Target Account--A separate account established and registered as a management investment company under the 1940 Act to which premium payments under the policies may be allocated.


Target Series Subaccount--A subdivision within the target account, the assets of which are invested in common stocks selected according to a specified investment strategy.


Underlying Funds--The WRL Growth Portfolio of the WRL Series Fund, Inc., and designated portfolios of the Endeavor Series Trust.


Valuation Period--The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.


Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the mutual fund account or the target account.


Written Notice or Written Request--Written notice, signed by the owner, that gives PFL the information it requires and is received at the administrative and service office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about PFL and the policy, which may be of interest to a prospective purchaser. Words printed in italics in this Statement of Additional Information are defined in the Glossary of Terms, found on page 4.



                         THE POLICY--GENERAL PROVISIONS


Owner


The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with PFL's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.


Unless PFL has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.


A successor owner can be named in the policy application, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.


Note carefully.  If the owner does not name a contingent owner, the owner's
-----------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless PFL has receive written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.


The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.


When there is a change of owner or successor owner, the change will take effect as of the date the owner signs the written notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.


If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.


Entire Policy


The policy and any endorsements thereon, the policy application, or information provided in lieu thereof constitute the entire contract between PFL and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.


Misstatement of Age or Sex


If the age or sex of the annuitant or owner has been misstated, PFL will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to PFL.


Addition, Deletion, or Substitution of Investments


PFL cannot and does not guarantee that any of the mutual fund subaccounts or target series subaccounts will always be available for premium payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the mutual fund account and its investments. PFL reserves the right to eliminate the shares of any portfolio held by a mutual fund subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in PFL's judgment, investment in any portfolio would be inappropriate in view of the purposes of the mutual fund account. To the extent required by the Investment Company Act of 1940, (the "1940 Act"), as amended, substitutions of shares attributable to your interest in a mutual fund subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). PFL retains the right, subject to any applicable law, to make certain changes in the target account and its investments. PFL reserves the right to eliminate a target series subaccount if, in PFL's judgment, investment in any target series subaccount would be inappropriate in view of the purposes of the policy or for any other reason. Nothing contained herein shall prevent the mutual fund account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.


New subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by PFL. Each additional subaccount will purchase shares in a mutual fund portfolio, other investment vehicle, or, in the case of the target account, in shares of common stock. PFL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, PFL will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, PFL will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.


In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the mutual fund account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other mutual fund accounts, and the target account may be (i) operated in any form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other mutual fund accounts. To the extent permitted by applicable law, PFL also may transfer the assets of the mutual fund account or the target account associated with the policies to another account or accounts.


Excess Interest Adjustment


Money that you withdraw from (or transfer out of) a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.


The formula that will be used to determine the excess interest adjustment is:

                              S* (G - C)* (M/12)

S   =    Gross amount being withdrawn that is subject to the excess interest adjustment
G   =    Guaranteed Interest Rate in effect for the policy
C   -    Current Guaranteed Interest Rate then being offered on new premiums for the next longer option period than "M". If this policy form or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M   =    Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*   =    multiplication
##  =    exponentiation

                                    Example 1

                       (Surrender, rates increase by 3%):


Single Premium:                 $50,000
Guarantee Period:               5 Years
Guarantee Rate:                 5.50% per annum
Surrender:                      Middle of Contract Year 3
Policy Value at middle of
 Contract Year 3              = 50,000* (1.055) ## 2.5 = 57,161.18
Penalty Free Amount at
 middle of Contract Year 3    = 57,161.18* .10 = 5,716.12
Amount Subject to EIA         = 57,161.18 - 5,716.12 = 51,445.06
EIA Floor                     = 50,000* (1.03) ## 2.5 = 53,834.80
Excess Interest Adjustment
G  -   .055
C  =   .085
M  =     30
Excess Interest Adjustment    = S* (G - C)* (M/12)
                              = 51,445.06* (.055 - .085)* (30/12)
                                -3,858.38, but excess interest adjustment cannot cause the adjusted policy value to fall below the floor, so the adjustment is limited to 53,834.80 - 57,161.18
                              = -3,326.38
Adjusted Policy Value ("APV") = PV + EIA = 57,161.18 + (-3,326.38)
                              = 53,834.80
Surrender Charges               (50,000 - 5,716.12)* .06
                              = 2,657.03
Net Surrender Value at
 middle of Contract
 Year 3                       = 53,834.80 - 2,657.03
                              = 51,177.77

                                  Example 2
                      (Surrender, rates decrease by 1%):


Single Premium:                                       $ 50,000
Guarantee Period:                                     5 Years
Guarantee Rate:                                       5.50% per annum
Surrender:                                            Middle of Contract Year 3
Policy Value at middle of Contract Year 3             = 50,000* (1.055) ## 2.5 = 57,161.18
Penalty Free Amount at middle of Contract
 Year 3                                               = 57,161.18* .10 = 5,716.12
Amount Subject to EIA                                 = 57,161.18 - 5,716.12 = 51,445.06
EIA Floor                                             = 50,000* (1.03) ## 2.5 = 53,834.80
Excess Interest Adjustment
G    =    .055
C    =    .045
M    =      30
Excess Interest Adjustment                            = S* (G - C)* (M/12)
                                                      = 51,445.06* (.055 - .045)* (30/12)
                                                      = 1,286.13
Adjusted Policy Value                                 = 57,161.18 + 1,286.13 = 58,447.31
Surrender Charges                                     = (50,000 - 5,716.12)* .06 = 2,657.03
Net Surrender Value at middle of Contract Year 3      = 58,447.31 - 2,657.03 = 55,790.28

On a partial withdrawal, PFL will pay the policyholder the full amount of withdrawal requested (as long as the policy value is sufficient). Amounts withdrawn will reduce the policy value by an amount equal to:


                                R = E + SC

R    =    the requested partial withdrawal;
E    =    the excess interest adjustment; and
SC   =    the surrender charges on (EPW - E); where
EPW  =    the excess partial withdrawal amount.

                                  Example 3
                   (Partial Withdrawal, rates increase by 1%):


Single Premium:                             $50,000
Guarantee Period:                           5 Years
Guarantee Rate:                             5.50% per annum

Partial Withdrawal:                                 $20,000; Middle of Contract Year 3
Policy Value at middle of Contract Year 3           = 50,000* (1.055) ## 2.5 = 57,161.18
Penalty Free Amount at middle of Contract
 Year 3                                             = 57,161.18* .10 = 5,716.12
Excess Interest/Surrender Charge (SC) Adjustment
S = 20,000 - 5,716.12 = 14,283.88
G = .055
C = .065
M = 30
E = 14,283.88* (.055 - .065)* (30/12) = - 357.10
EPW = 20,000 - 5,716.12 = 14,283.88
SC = .06* (14,283.88 - (- 357.10) = 878.46
Remaining Policy Value at middle of
 Contract Year 3                                    = 57,161.18 - (R - E + SC)
                                                    = 57,161.18 - (20,000 - (- 357.10) + 878.46)
                                                    = 35,925.62

                                    Example 4
                   (Partial Withdrawal, rates decrease by 1%):


Single Premium:                                     $50,000
Guarantee Period:                                   5 Years
Guarantee Rate:                                     5.50% per annum
Partial Withdrawal:                                 $20,000; Middle of Contract Year 3
Policy Value at middle of Contract Year 3           = 50,000* (1.055) ## 2.5 = 57,161.18
Penalty Free Amount at middle of Contract Year 3    = 57,161.18* .10 = 5,716.12
Excess Interest/Surrender Charge Adjustment
S = 20,000 - 5,716.12 = 14,283.88
G = .055
C = .045
M = 30
E = 14,283.88* (.055 - .045)* (30/12) = 357.10
EPW = 20,000 - 5,716.12 = 14,283.88
SC = .06* (14,283.88 - 357.10) = 835.61
Remaining Policy Value at middle of
 Contract Year 3                                    = 57,161.18 - (R - E + SC)
                                                    = 57,161.18 - (20,000 - 357.10 + 835.61)
                                                    = 36,682.67

Reallocation of Policy Values After the Annuity Commencement Date


After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount of the mutual fund account (mutual fund subaccount) or of a subaccount of the target account (target subaccount) then credited to a policy into an equal value of annuity units of one or more other mutual fund subaccounts, target subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of
(1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to PFL's administrative and service office. There is no charge assessed in connection with such reallocation. PFL reserves the right to limit the number of times a reallocation of annuity units may be made in any given policy year.



After the annuity commencement date, no transfers may be made from the fixed account to the mutual fund account.


Annuity Payment Options


During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by PFL at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the mutual fund account, or (iii) in a combination of (i) and (ii).



The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.


A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.



Variable Payment Options The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection Scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the mutual fund account selected by the annuitant or beneficiary.


Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

         Annuity Commencement Date                      Adjusted Age
         -------------------------                      ------------
        Before 2001                                     Actual Age
        2001-2010                                       Actual Age minus 1
        2011-2020                                       Actual Age minus 2
        2021-2030                                       Actual Age minus 3
        2031-2040                                       Actual Age minus 4
        After 2040                                      As determined by PFL

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.


Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units and are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.


Death Benefit


Adjusted Partial Withdrawal. The amount of your Guaranteed Minimum Death Benefit is reduced due to a partial withdrawal called the adjusted partial withdrawal. The reduction amount depends on the relationship between your Guaranteed Minimum Death Benefit and policy value. The adjusted partial withdrawal is equal to (1) multiplied by (2), where:


     (1)  is the Gross Partial Withdrawals, where gross partial withdrawal
          = requested withdrawal - excess interest adjustment + surrender charges on (excess partial withdrawal - excess interest adjustment); and

     (2) is the adjustment factor = current death benefit prior to the withdrawal divided by the current policy value prior to the withdrawal.


The following examples describe the effect of a withdrawal on the Guaranteed Minimum Death Benefit and policy value.

                                                    Example 1
----------------------------------------------------------------------------------------------------
                                           (Assumed Facts for Example)
----------------------------------------------------------------------------------------------------

$75,000          current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
$50,000          current policy value before withdrawal
$75,000          current death benefit (larger of policy value and GMDB)
      6%         current surrender charge percentage
$15,000          requested withdrawal
$ 5,000          surrender charge-free amount (assumes 10% penalty free withdrawal is available)
$10,000          excess partial withdrawal -EPW  (amount subject to surrender charge)
$   100          excess interest adjustment
                   (assumes interest rates have decreased since initial guarantee)
$   594          surrender charge on (EPW less EIA)=0.06*(10,000-100)
$10,194          reduction in policy value due to excess partial withdrawal = 10,000-100+594
$23,241          adjusted partial withdrawal = (5,000 + 10,494) * (75,000/50,000)
$51,759          New GMDB  (after withdrawal) = 75,000- 23,241
$34,506          New policy value (after withdrawal)=50,000-15,494
----------------------------------------------------------------------------------------------------

Summary:
----------------------------------------------------------------------
Reduction in Guaranteed Minimum Death Benefit               = $23,241
Reduction in policy value                                   = $15,494


Note, Guaranteed Minimum Death Benefit is reduced more than the policy value since the Guaranteed Minimum Death Benefit was greater than the policy value just prior to the withdrawal.


                                                    Example 2
----------------------------------------------------------------------------------------------------
                                           (Assumed Facts for Example)
----------------------------------------------------------------------------------------------------

$50,000          current Guaranteed Minimum Death Benefit (GMDB) before withdrawal
$75,000          current policy value before withdrawal
$75,000          current death benefit (larger of policy value and GMDB)
6%               current surrender charge percentage
$15,000          requested withdrawal
$ 7,500          surrender charge-free amount (assumes 10% penalty free withdrawal is available)
$ 7,500          excess partial withdrawal -EPW  (amount subject to surrender charge)
$  -100          excess interest adjustment
                   (assumes interest rates have increased since initial guarantee)
$   456          surrender charge on (EPW less EIA)=0.06*[(7500-(-100)]
$ 8,056          reduction in policy value due to EPW= 7500-(-100) +456 =7500 + 100 + 456
$15,556          adjusted partial withdrawal = (7,500 + 8056) * (75,000/75,000)
$34,444          New GMDB  (after withdrawal) = 50,000- 15,556
$59,444          New policy value (after withdrawal)=75,000 - 15,556
----------------------------------------------------------------------------------------------------

---------------------------------------------------------------
Summary:
Reduction in GMDB                      = $15,556
Reduction in policy value              = $15,556


Note, GMDB and policy value are reduced by the same amount since the policy value was higher than the GMDB just prior to the withdrawal.


Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.


If the annuitant was the owner, and the beneficiary was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.


If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed:
(1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).


Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to PFL. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by PFL. PFL will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.


Death of Owner


Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where 1) the spouse of the deceased owner is the sole beneficiary, 2) the owner is not a natural person and the primary annuitant dies or is changed, or
3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for a detailed description of these rules. Other rules may apply to qualified policies.


Assignment


During the lifetime of the annuitant you may assign any rights or benefits provided by the policy. An assignment will not be binding on PFL until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.


Unless you so direct by filing written notice with PFL, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.


Ownership under qualified policies is restricted to comply with the code.

Evidence of Survival

PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

Non-Participating


The policy will not share in PFL's surplus earnings; no dividends will be paid.


Amendments


No change in the policy is valid unless made in writing by PFL and approved by one of PFL's officers. No registered representative has authority to change or waive any provision of the policy.

PFL reserves the right to amend the policies to meet the requirements of the code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.


Employee and Agent Purchases


The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of PFL or its affiliated companies or their spouse or minor children. In such a case, PFL may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs PFL experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. PFL may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which PFL is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.


CERTAIN FEDERAL INCOME TAX CONSEQUENCES


The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy


The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.


Diversification Requirements. Section 817(h) of the code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the mutual fund subaccounts and the target series subaccounts. The mutual fund account, through its underlying funds and their portfolios, and the target account, through its subaccounts, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements regarding participation in the Endeavor Series Trust and WRL Series Fund, Inc. which requires the portfolios to be operated in compliance with the Treasury regulations. PFL has entered into an agreement with First Trust Advisers, L.P., the adviser of the target account, which requires the target series subaccounts to be operated in compliance with the Treasury regulations.


Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the mutual fund account used to support their contracts. In those circumstances, income and gains from the mutual fund account assets would be includable in the variable annuity contract owner's gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of mutual fund account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."


The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of mutual fund account assets. For example, you have the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. Moreover, the investment strategies for the target series subaccounts are innovative and have not been addressed by the IRS. These differences could result in you being treated as the owner of the assets of the mutual fund account or the target account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the mutual fund account or the target account.


Distribution Requirements. The code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as the owner and any death or change of such primary annuitant shall be treated as the death of the owner. The nonqualified policies contain provisions intended to comply with these requirements of the code. No regulations interpreting these requirements of the code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the code requirements when clarified by regulation or otherwise.


Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.


For qualified plans under Section 401(a), 403(a), 403(b), and 457, the code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.


PFL makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.


Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and
(vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.



Section 408 of the code also indicates that no part of the funds for a traditional individual retirement account or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy under Section 408 of the code. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.


Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are the same.



Section 403(b) Plans. Under Section 403(b) of the code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and
(iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.


Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.


Deferred Compensation Plans. Section 457 of the code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.


Non-natural Persons. Pursuant to Section 72(u) of the code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the code does not apply to (i) a policy the nominal owner of which is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or
(iv) a single-payment annuity the annuity commencement date for which is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."



Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policies could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the policies. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the policy.

Taxation of PFL

PFL at present is taxed as a life insurance company under part I of Subchapter L of the code. The mutual fund account and the target account are treated as part of PFL and, accordingly, will not be taxed separately as "regulated investment companies" under Subchapter M of the code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the mutual fund account or the target account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the mutual fund account or the target account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the mutual fund account or the target account, PFL may make a charge to that account.


                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a mutual fund subaccount or target series subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the mutual fund subaccount or target series subaccount by the accumulation unit value of the mutual fund subaccount or target series subaccount as of the end of the valuation period during which the allocation is made. For each mutual fund subaccount or target series subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees.


Upon allocation to the selected mutual fund subaccount or target subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the policy application is completed, whichever is later. The value of an accumulation unit was arbitrarily established at $1 (except the WRL Growth Subaccount and the target subaccounts, which were established at $10) at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange and PFL's administrative and service office are open for business.


For the mutual fund account, an index (the "net investment factor") which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.


The net investment factor for any mutual fund subaccount or target series subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

  (a) is the net result of:

     (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

     (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

     (3) a per share credit or charge for any taxes determined by PFL to have resulted during the valuation period from the investment operations of the subaccount;

  (b) is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period.


  (c) is the charge for mortality and expense risk during the valuation period, equal on an annual basis to 1.25% (for both the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit) and 1.10% (for the Return of Premium Death Benefit) of the daily net asset value of the subaccount, plus the 0.15% administrative charge plus the distribution financing charge of 0.15%. The distribution financing charge is assessed only during the first seven policy years and prior to the annuity commencement date.

            Illustration of Mutual Fund Account and Target Account
                     Accumulation Unit Value Calculations

       Formula and Illustration for Determining the Net Investment Factor


Net Investment Factor = (A + B - C) - E
                        -----------
                             D

Where:        A =    The net asset value of an underlying fund share as of the end of the current valuation period.
                     Assume............................................................A = $11.57

              B =    The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
                     Assume............................................................B = 0

              C =   The per share charge or credit for any taxes reserved for at the end of the current valuation period.
                    Assume.............................................................C = 0

              D =   The net asset value of an underlying fund share at the end of the immediately preceding valuation period.
                    Assume.............................................................D = $11.40

              E =   The daily deduction for the mortality and expense risk fee, the administrative charge, and the distribution financing charge, which totals 1.55% on an annual basis for the first seven years and 1.40% thereafter. On a daily basis, E equals
                    .0000421409 for the first seven years and .0000380909 thereafter.

Then, the net investment factor = (11.57 + 0 - 0) - .0000421409 = Z = 1.0148701398
                                  ---------------
                                      (11.40)

for the first seven years, and (11.57 + 0 - 0) - 0000380909 = 1.0148741898 thereafter.
                               ---------------
                                    11.40

        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

       Where: A =  The accumulation unit value for the immediately preceding valuation period.
                   Assume.............................................................. = $ X

              B =  The net investment factor for the current valuation period.
                   Assume.............................................................  =   Y

Then, the accumulation unit value = $ X * Y = $ Z


Annuity Unit Value and Annuity Payment Rates


For both the mutual fund account and the target account, the amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. For the separate account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:


  (a) is the variable annuity unit value on the immediately preceding business day;


  (b) is the net investment factor for the valuation period; and

  (c) is the investment result adjustment factor for the valuation period.


The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.



For the target account, at the end of each valuation period, the annuity unit value is established by multiplying the value of an annuity unit determined at the end of the immediately preceding valuation period by a net investment factor for the current valuation period, and then multiplying that product by an investment result adjustment factor for the purpose of offsetting the effect of an assumed investment return of 5.0% per annum which is assumed in the annuity conversion rates for the contracts. The net investment factor for the target subaccounts is very similar to the net investment factor for the mutual fund account, except that it is based upon the value of the assets in the subaccount, instead of the net asset value for a mutual fund share. The net investment factor includes a charge for mortality and expense risks, that is, the mortality and expense risk fee, and administrative charge.


The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.


The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.


              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

       Where: A =  annuity unit value for the immediately preceding valuation period.
       Assume.................................................................. = $ X

              B =  Net investment factor for the valuation period for which the annuity unit value is being calculated.
              Assume........................................................... = Y

              C =  A factor to neutralize the assumed interest rate of 5% built into the
                   Annuity Tables used.
              Assume........................................................... = Z

Then, the annuity unit value is:
                               $ X * Y * Z = $ Q

               Formula and Illustration for Determining Amount of
                     First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         -----
                                        $1,000

       Where: A =  The adjusted policy value as of the annuity commencement date.
                   Assume....................................................... = $ X

              B =  The Annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
                   Assume....................................................... = $ Y

Then, the first monthly variable annuity payment = $ X * $ Y = $ Z
                                                   ---------
                                                     1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units =   A
                            -
                            B

                   Where: A =  The dollar amount of the first monthly variable annuity payment.
                               Assume....................................................... = $ X

                          B = The annuity unit value for the valuation date on which the first monthly payment is due.
                              Assume....................................................... = $ Y


Then, the number of annuity units   $ X = Z
                                    ---
                                    $ Y

               FAMILY INCOME PROTECTOR - HYPOTHETICAL ILLUSTRATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "family income protector" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume that there were no subsequent premium payments, or withdrawals, that there were no premium taxes and that the $100,000 premium is subject to the family income protector. Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 Year Certain basis. These hypothetical illustrations assume that the annuitant is (or both annuitants are) 60 years old when the rider is issued, that the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the family income protector rider), and that there was no upgrade of the minimum annuitization value. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).


Illustrations of guaranteed minimum payments based on other assumptions will be provided upon request.


Life Only = Life Annuity with No Period Certain        Life 10 = Life Annuity
with 10 Years Certain

Rider Anniversary at          Male                           Female                       Joint & Survivor
Exercise Date
-------------------------------------------------------------------------------------------------------------------------
                         Life Only          Life 10       Life Only        Life 10        Life Only        Life 10

    10 (age 70)             $1,135          $1,067          $  976          $  949          $  854          $  852
    15                       1,833           1,634           1,562           1,469           1,332           1,318
    20 (age 80)              3,049           2,479           2,597           2,286           2,145           2,078
=========================================================================================================================

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.


Withdrawals will affect the minimum annuitization value as follows: Each policy year, withdrawals up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization value on a dollar-for-dollar basis. Withdrawals over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The free amount will always be a relatively small fraction of the minimum annuitization value.


The amount of the first payment provided by the family income protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the family income protector rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, and the family income protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table improved to the year 2000 with projection Scale G. Subsequent payments will be calculated as described in the family income protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.


The stabilized payment on each subsequent policy anniversary after annuitization using the family income protector will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts.
The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.


PFL bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, PFL will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate PFL for this risk, a stabilized payment fee will be deducted.

                          HISTORICAL PERFORMANCE DATA

Money Market Yields

PFL may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; (ii) the mortality and expense risk fee, and (iii) the distribution financing charge. Current yield will be calculated according to the following formula:

                    Current Yield = ((NCS - ES)/UV) * (365/7)

Where:


NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.


ES  =   Per unit expenses of the subaccount for the 7-day period.


UV  =   The unit value on the first day of the 7-day period.


Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

PFL may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

               Effective Yield = (1 + ((NCS - ES)/UV))/365/7/ - 1

Where:

NCS = The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES  =   Per unit expenses of the subaccount for the 7-day period.

UV  =   The unit value on the first day of the 7-day period.

The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1998, the yield of the Endeavor Money Market Subaccount was _____%, and the effective yield was _____% for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit. For the seven days ended December 31, 1998, the yield of the Endeavor Money Market Subaccount was ____%, and the effective yield was _____% for the Return of Premium Death Benefit.

Other Subaccount Yields

PFL may from time to time advertise or disclose the current annualized yield of one or more of the mutual fund subaccounts and the target subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges; (ii) the mortality and expense risk fee; and (iii) the distribution financing charge. The 30-day yield is calculated according to the following formula:

                 Yield = 2 * ((((NI - ES)/(U - UV)) + 1)/6/ - 1)

Where:
NI          Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES          Expenses of the subaccount for the 30-day period.

U           The average number of units outstanding.

UV          The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the mutual fund account, the yield for a mutual fund subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.


The yield on amounts held in the mutual fund subaccounts and the target subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

PFL may from time to time also advertise or disclose total returns for one or more of the mutual fund subaccounts or the target subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.


Total returns will be calculated using subaccount unit values which PFL calculates on each business day based on the performance of the mutual fund account's underlying portfolio, and the target subaccount's common shares, and the deductions for the mortality and expense risk fee, the distribution financing charges, and the administrative charges. The total return for each target subaccount will also reflect the manager's fee and other operating expenses. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                               P (1 + T)/N/ = ERV

Where:
T      =    The average annual total return net of subaccount recurring charges.
ERV    =    The ending redeemable value of the hypothetical account at the end of the period.
P      =    A hypothetical initial payment of $1,000.
N      =    The number of years in the period.

Other Performance Data

PFL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                              CTR = (ERV / P) - 1

Where:
CTR     =   The cumulative total return net of subaccount recurring charges for the period.
ERV     =   The ending redeemable value of the hypothetical investment at the end of the period.
P       =   A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.


Adjusted Historical Performance Data--The Mutual Fund Account


From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular mutual fund subaccount commenced operations. Such performance information for the mutual fund subaccounts will be calculated based on the performance of the various portfolios and the assumption that the mutual fund subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                               THE TARGET ACCOUNT

What is the Investment Strategy?


The objective of each of the target subaccounts is to provide an above-average total return through a combination of dividend income and capital appreciation. While the objectives of the target subaccounts are the same, each target subaccount follows a different investment strategy (set forth below) in order to achieve its stated objective.


Each target subaccount will initially invest in equal amounts in the common stock described below for each target subaccount (the common shares) determined as of a specified business day (initial stock selection date). The Dow/SM/ Target 10 Subaccount will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield. The Dow/SM/ Target 5 Subaccount will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in The Dow/SM/ Target 10 Subaccount. These stocks will be held for one year.

At the initial stock selection date, a percentage relationship among the number of common shares in a target subaccount will be established. When additional funds are deposited into the target subaccount, additional common shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of common shares established at the initial purchase. Sales of common shares by the target subaccount will likewise attempt to replicate the percentage relationship of common shares. The percentage relationship among the number of common shares in the target subaccount should therefore remain stable. However, given the fact that the market price of such common shares will vary throughout the year, the value of the common shares of each of the companies as compared to the total assets of the target subaccount will fluctuate during the year, above and below the proportion established on a stock selection date. On the last business day of the 12-month period following the preceding stock selection date (annual stock selection date), a new percentage relationship will be established among the number of common shares described above for each target subaccount on such date. Common shares may be sold or new equity securities bought so that the target subaccount is equally invested in the common stock of each company meeting the target subaccount's investment criteria. Thus the target subaccount may or may not hold equity securities of the same companies as the previous year. Any purchase or sale of additional common shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of common shares as of the annual stock selection date since the relationship among the value of the common shares on the date of any subsequent transactions may be different than the original relationship among their value.


The yield for each equity security listed on the DJIA is calculated by annualizing the last quarterly or semi-annual ordinary dividend declared and dividing the result by the market value of such equity security as of the close of business on the stock selection date.


The publishers of the DJIA are not affiliated with PFL, Endeavor Management Co., or First Trust Advisers L.P. and have not participated in the creation of the target subaccounts or the selection of the equity securities included therein. Any changes in the components of any of the respective indices made after a stock selection date will not cause a change in the identity of the common shares included in a target subaccount, including any additional common shares purchased thereafter, until the next annual stock selection date.


Investors should note that the above criteria were applied and will in the future be applied to the common shares selected for inclusion in the target subaccounts as of the respective stock selection date. Additional common shares, which were originally selected through this process, may be purchased throughout the year, as investors may continue to invest in the target subaccounts, even though the yields on these common shares may have changed subsequent to the previous stock selection date. These common shares may no longer be included in the index, or may not meet a target subaccount's selection criteria at that time, and therefore, such common shares would no longer be chosen for inclusion in the target subaccounts if the selection process were to be performed again at that time. The equity securities selected as common shares and the percentage relationship among the number of shares will not change for purchase or sales by a target subaccount until the next annual stock selection date.

Determination of Unit Value; Valuation of Securities


PFL determines the unit value of each target subaccount each business day. This daily determination of unit value is made by dividing the total assets of a target series subaccount, less all of its liabilities, by the total number of units outstanding at the time the determination is made. This is made as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time, unless the Exchange closes earlier. Purchases and redemptions will be effected at the time of determination of unit value next following the receipt of any purchase or redemption order deemed to be in good order.


Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates fair value as determined by the Board of Managers. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Managers of the target subaccounts.

The Board of Managers

The members of the Board of Managers of the target account, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each member is 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625.


      Name, Age and Address              Held With Registrant                      During Past 5 Years
---------------------------------   -------------------------------   ----------------------------------------------
*##Vincent J. McGuinness,           President, Chief Financial        From February, 1997 to December 1997,
 Jr. (34)                           Officer (Treasurer),              Executive Vice-President, Chief of
                                    and Manager                       Operations, since March 1997, Director, since
                                                                      December, 1997, Chief Operating Officer and
                                                                      since June, 1998, Chief Financial Officer of
                                                                      Endeavor Group; from September, 1996 to June,
                                                                      1997, and since June 1998, Chief Financial
                                                                      Officer, since May, 1996, Director, and from
                                                                      June, 1997 to October, 1998, Executive Vice
                                                                      President --Administration and since October
                                                                      1998, President of Endeavor Management Co.;
                                                                      since August, 1996, Chief Financial Officer
                                                                      of VJM Corporation; from May, 1996 to January
                                                                      1997, Executive Vice President and Director
                                                                      of Sales, Western Division of Endeavor Group;
                                                                      since May, 1996, Chief Financial Officer of
                                                                      McGuinness & Associates; from July, 1993 to
                                                                      August, 1995 Rocky Mountain Regional
                                                                      Marketing Director for Endeavor Group;
                                                                      President, Chief Financial Officer, and
                                                                      Trustee of Endeavor Series Trust.


*Vincent J. McGuinness (64)         Manager                           Chairman, Chief Executive Officer and
                                                                      Director of McGuinness & Associates, Endeavor
                                                                      Group, VJM Corporation (oil and gas), until
                                                                      July, 1996 McGuinness Group (insurance
                                                                      marketing) and until January, 1994 Swift
                                                                      Energy Marketing Company and since September,
                                                                      1988 Endeavor Management Co.; President of
                                                                      VJM Corporation and until October, 1998,
                                                                      Endeavor Management Co. and, since February,
                                                                      1996, McGuinness & Associates; Trustee,
                                                                      Endeavor Series Trust.

Timothy A. Devine (63)              Manager                           Vice President, Plant Control, Inc.
1424 Dolphin Terrace                                                  (landscape contracting and maintenance);
Corona del Mar, California                                            Trustee, Endeavor Series Trust.
92625



Thomas J. Hawekotte (63)            Manager                           President, Thomas Hawekotte, P.C. (law
6007 North Sheridan Road                                              practice); Trustee, Endeavor Series Trust.
Chicago, Illinois 60660

      Name, Age and Address              Held With Registrant                     During Past 5 Years
---------------------------------   ------------------------------   ----------------------------------------------
Steven L. Klosterman (46)           Manager                          Since July, 1995, President of Klosterman
5973 Avenida Encinas, #300                                           Capital Corporation (investment adviser);
Carlsbad, California 92008                                           Investment Counselor, Robert J. Metcalf &
                                                                     Associates, Inc. (investment adviser) from
                                                                     August, 1990 to June, 1995; Trustee, Endeavor
                                                                     Series Trust.



*Halbert D. Lindquist (52)          Manager                          President, Lindquist Stephenson and White
1650 E. Fort Lowell Road                                             (investment adviser) and since December, 1987
Suite 203                                                            Tucson Asset Management Inc. (commodity
Tucson, Arizona 85719-2324                                           trading advisor), and since November, 1987,
                                                                     Presidio Government Securities, Incorporated
                                                                     (broker-dealer); since January 1998, Chief
                                                                     Investment Officer, Blackstone Alternative
                                                                     Asset Management, Trustee, Endeavor Series
                                                                     Trust.




Keith H. Wood (62)                  Manager                          Since 1972, Chairman and Chief Executive
                                                                     Officer of Jamison, Eaton & Wood (investment
                                                                     adviser) and since 1978 to December 1997,
                                                                     President of Ivory & Sime International, Inc.
                                                                     (investment adviser); Trustee, Endeavor
                                                                     Series Trust.

Peter F. Muratore (66)              Manager                          From June, 1989 to March 1998, President of
Too Far                                                              OCC Distributors (broker/dealer), a
Posthouse Road                                                       subsidiary of Oppenheimer Capital.
Monistoun, NJ  07960



*William. L. Busler (55)            Manager                          President, PFL Life Insurance Company;
4333 Edgewood Road N.E.                                              Trustee, Endeavor Series Trust.
Cedar Rapids, Iowa 52499-0001


Michael Pond (__)                   Executive Vice President -       Since November 1, 1998, Executive Vice
                                    Administration and               President - Administrative and Compliance of
                                    Compliance                       Endeavor Group and Endeavor Management Co.
                                                                     and Chief Financial Officer of Endeavor
                                                                     Management Co.  From _____ 1991 to _____,
                                                                     1996, Chairman and President, the Preferred
                                                                     Group of Mutual Funds; from _____, 1989 to
                                                                     _____, 1996, President of Caterpillar
                                                                     Securities, Inc. and Caterpillar Investment
                                                                     Manager, Ltd.


      Name, Age and Address              Held With Registrant                     During Past 5 Years
---------------------------------   ------------------------------   ----------------------------------------------
Pamela A. Shelton (49)              Secretary                        Since October, 1993, Executive Secretary to
                                                                     Chairman of the Board and Chief Executive
                                                                     Officer of, and since April, 1996, Secretary
                                                                     of McGuinness & Associates, Endeavor Group,
                                                                     VJM Corporation, McGuinness Group (until
                                                                     July, 1996) and Endeavor Management Co.;
                                                                     Secretary, Endeavor Series Trust.


* An "interested person" of the target account as defined in the 1940 Act.

+   Vincent J. McGuinness, Jr. is the son of Vincent J. McGuinness.

The "rules and regulations" of the target account provide that the target account will indemnify its Board of Managers and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the target account, except if it is determined in the manner specified in the rules and regulations that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the target account or that such indemnification would relieve any officer or member of the Board of Managers of any liability to the target account or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The target account, at its expense, provides liability insurance for the benefit of its Board of Managers and officers.


Compensation. For the period ending December 31, 1998, the following compensation was paid to members of the Board of Managers:

                                                   Aggregate              Total Compensation
                                                 Compensation            From Account and Fund
Name of Person                                   From Account          Complex Paid to Trustees
------------------------------------------   ---------------------   -----------------------------
Vincent J. McGuinness.....................
Timothy A. Devine.........................
Thomas J. Hawekotte.......................
Steven L. Klosterman......................
Halbert D. Lindquist......................
R. Daniel Olmstead  (retired as of
 12/31/98)................................
Keith H. Wood.............................
Vincent J. McGuinness, Jr. ...............
William L. Busler.........................
Peter F. Muratore.........................

The Investment Advisory Services


First Trust Advisers L.P. (the "adviser") is the target account's investment adviser. The adviser manages the assets of each target subaccount, consistent with the investment objective and policies described herein and in the prospectus, pursuant to an investment advisory agreement (the "advisory agreement") with Endeavor Management Co., the target account's manager.


The investment adviser's address is 1001 Warrenville Road, Lisle, Illinois 60532. First Trust Advisers L.P. is a limited partnership with one limited partner, Grace Partners of Dupage L.P., and one general partner, Nike Securities Corporation. Grace Partners of Dupage L.P. is a limited partnership with one general partner, Nike Securities Corporation, and a number of limited partners (none of whom have more than a 25% interest). Nike Securities Corporation is an Illinois corporation controlled by Robert Donald Van Kampen.

Under the advisory agreement, the investment adviser provides each target subaccount with discretionary investment services. Specifically, the adviser is responsible for supervising and directing the investments of each target subaccount in accordance with each target subaccount's investment objective, program, and restrictions as provided in the prospectus and this Statement of Additional Information. The investment adviser is also responsible for effecting all security transactions on behalf of each target subaccount.


As compensation for its services, the adviser receives a fee of 0.35% of the average daily net assets of each target subaccount, which is paid by the manager. Each target subaccount's advisory agreement also provides that the adviser, its directors, officers, employees, and certain other persons performing specific functions for the target subaccounts will only be liable to the target subaccount for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty. The amount that Endeavor Management Co. paid to the adviser during 1998 was $_____________.


The adviser is also the portfolio supervisor of certain unit investment trusts sponsored by Nike Securities L.P. ("Nike Securities") which are substantially similar to the target series subaccounts in that they have the same investment objectives as the target series subaccounts but have a life of approximately one year. Nike Securities specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, The First Trust Special Situations Trust, the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and the First Trust GNMA. First Trust introduced the first insured unit investment trust in 1974 and to date more than $11 billion in First Trust unit investment trusts have been deposited.

The Manager


The target account is managed by Endeavor Management Co. ("the manager") which, subject to the supervision and direction of the target account's Board of Managers, has overall responsibility for the general management and administration of the target account. Vincent J. McGuinness, a member of the Board of Managers of the target account, together with his family members and trusts for the benefit of his family members, own all of Endeavor Management Co.'s outstanding common stock. Mr. McGuinness is Chairman and Chief Executive Officer of Endeavor Management Co.


The manager is responsible for providing investment management to the target account and in the exercise of such responsibility selects an investment adviser for each of the target subaccounts (the "adviser") and monitors the adviser's investment program and results, reviews brokerage matters, oversees compliance by the target account with various federal and state statutes, and carries out the directives of the Board of Managers. The manager is responsible for providing the target account with office space, office equipment, and personnel necessary to operate and administer the target account's business, and also supervises the provision of services by third parties such as the target account's custodian, transfer agent and administrator. Pursuant to an administration agreement, First Data Investor Services Group, Inc. assists the manager in the performance of its administrative responsibilities to the target account. For its administrative responsibilities, the target account pays First Data Investor Services Group a fee of $10,000 per annum per subaccount and any out-of-pocket fees of the expenses.


As compensation for its services, the manager receives a fee equal to 0.75% of the average daily net assets of each target subaccount. The amount that the target account paid the manager during 1998 was $____________.

Operating Expenses


In addition to the management fees, the target account pays all expenses not assumed by the manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Board of Managers who are not affiliated persons of the manager or an adviser, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general target account expenses are allocated among and charged to the assets of the target series subaccounts on a basis that the Board of Managers deems fair and equitable, which may be on the basis of relative net assets of each target series subaccount or the nature of the services performed and relative applicability to each target series subaccount. The manager has agreed to limit each target series subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the target series subaccount's average net assets. (This limit does not include other fees and deductions such as the mortality and expense risk fee, administrative charge, and distribution financing charge.)

Transfer Agent and Custodian


Boston Safe Deposit and Trust Company holds all cash and securities of each target series subaccount as custodian. First Data Investor Services Group, located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent for the target account.


Brokerage Allocation


The adviser invests all assets of the target subaccounts in common stock and incurs brokerage costs in connection therewith.


Allocations of transactions by the target subaccounts, including their frequency, to various dealers is determined by the adviser in its best judgment and in a manner deemed to be in the best interest of the investors in the target subaccount rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Purchases and sales of securities may be principal transactions; that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. Any transactions for which the target subaccounts pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price. Brokerage may be allocated based on the sale of policies by dealers or activities in support of sales of the policies. The target account has adopted a Brokerage Enhancement Plan, whereby all or a portion of certain brokerage commission paid by the target subaccounts may be allocated or credited to the distributor or other entities marketing the policies, to help to finance sales activities.


The target account did not pay compensation to any affiliated broker of Endeavor Management Co. or First Trust Advisers L.P. during 1998.


Investment Restrictions


Fundamental policies of the target subaccounts may not be changed without the approval of the lesser of (1) 67% of the persons holding voting interests (generally owners) present at a meeting if the holders of more than 50% are present in person or by proxy or (2) more than 50% of the persons holding voting interests. Other restrictions, in the form of operating policies, are subject to change by the Board of Managers without the approval of persons holding a voting interest. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a target subaccount.

Fundamental Policies


As a matter of fundamental policy, each target subaccount may not:


  (1) Borrowing. Borrow money, except each target subaccount may borrow as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of its total assets valued at market. Each target subaccount will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely investment liquidations;

  (2) Loans. Make loans, although the target subaccounts may purchase money market securities and enter into repurchase agreements; and they may lend their common shares.

  (3) Margin. Purchase securities on margin;


  (4) Mortgaging. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the target subaccounts as security for indebtedness except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of each target subaccount's total assets, valued at market;

  (5) Real Estate. Purchase or sell real estate;

  (6) Senior Securities. Issue senior securities (except permitted borrowings);

  (7) Short Sales. Effect short sales of securities; or


  (8) Underwriting. Underwrite securities issued by other persons, except to the extent the target subaccounts may be deemed to be underwriters within the meaning of the Securities Act of 1933 in connection with the purchase and sale of their portfolio securities in the ordinary course of pursuing their investment programs.


In addition, as a matter of fundamental policy, each target subaccount may engage in futures and options transactions and hold warrants.

Operating Policies


As a matter of operating policy, each target subaccount may not:

  (1) Control of Companies. Invest in companies for the purpose of exercising management or control;

  (2) Illiquid Securities. Purchase a security if, as a result of such purchase, more than 15% of the value of each target subaccount's net assets would be invested in illiquid securities or other securities that are not readily marketable.

  (3) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to, oil, gas, other mineral exploration or development program.

Options and Futures Strategies


A subaccount may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the adviser plans to purchase through the writing and purchase of options and the purchase or sale of future contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce a subaccount's current return.


The ability of a subaccount to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a subaccount will be able to utilize these instruments effectively for the purposes stated below.


Writing Covered Options on Securities. A subaccount may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the adviser determines is appropriate in seeking to attain the subaccount's investment objective. Call options written by a subaccount give the holder the right to buy the underlying security from the subaccount at a started exercise price; put options give the holder the right to sell the underlying security to the subaccount at a stated price.


A subaccount may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the subaccount owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the subaccount owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the subaccount owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the subaccount will maintain in a segregated account at the subaccount's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the subaccount's obligation under the option. A subaccount may also write combinations of covered puts and covered calls on the same underlying security.



A subaccount will receive a premium from writing an option, which increases the subaccount's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a subaccount will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a subaccount will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.


A subaccount may terminate an option, which it has written prior to its expiration, by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The subaccount will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the subaccount.



Purchasing Put and Call Options on Securities. A subaccount may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the subaccount, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the subaccount might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.


A subaccount may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the subaccount, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this matter, any profit which the subaccount might have realized had it brought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.


No subaccount intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the subaccount at the time of such transaction would exceed 5% of its total assets.


Limitations. A subaccount will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the subaccount unless the transaction meets certain "bona fide hedging" criteria.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a subaccount's ability to terminate options and futures positions at times when the adviser deems it desirable to do so. Although a subaccount will not enter into an option or futures position unless the adviser believes that a liquid market exists for such option or future, there can be no assurance that a subaccount will be able to effect closing transactions at any particular time or at an acceptable price. The adviser generally expects that options and futures transactions for the subaccounts will be conducted on recognized exchanges. In certain instances, however, a subaccount may purchase and sell options in the over-the-counter market. The staff of the SEC considers over-the-counter options to be illiquid. A subaccount's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the subaccount.


The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the subaccounts' adviser to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the subaccount diverges from the composition of the relevant option or futures contract.

Securities Lending


Each target subaccount may also lend common shares to broker-dealers and financial institutions to realize additional income. As an operating policy, the target subaccounts will not lend common shares or other assets, if as a result, more than 33% of each subaccount's total assets would be lent to other parties. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) each target subaccount must receive any dividends or interest paid by the issuer on such securities; (c) each target subaccount must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) each target subaccount must receive either interest from the investment of collateral or a fixed fee from the borrower.


Securities loaned by a target subaccount remain subject to fluctuations in market value. A target subaccount may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a target subaccount may experience delays in, or be prevented from, recovering the collateral. During the period that the target subaccount seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The target subaccount do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. A target subaccount may also incur expenses in enforcing its rights. If a target subaccount has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.


Tax Limitation


Section 817(h) of the code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under
Section 817(h) (Treas. Reg.(S)1.817-5) apply a diversification requirement to each of the subaccounts of the target account. To qualify as "adequately diversified," each subaccount may have:


  . No more than 55% of the value of its total assets represented by any one investment;

  . No more than 70% of the value of its total assets represented by any two investments;

  . No more than 80% of the value of its total assets represented by any three investments; and

  . No more than 90% of the value of its total assets represented by any four investments.

Each target series subaccount may deviate from its stated strategy to the extent necessary to comply with these requirements.


                               PUBLISHED RATINGS


PFL may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL. The ratings should not be considered as bearing on the investment performance of assets held in the mutual fund account or the target account or of the safety or riskiness of an investment in the mutual fund account or the target account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).


                            STATE REGULATION OF PFL

PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

PFL performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the mutual fund account and the target account will be maintained by PFL. As presently required by the Investment Company Act of 1940, as amended, and regulations promulgated thereunder, PFL will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and PFL does not anticipate discontinuing the offering of the policies. However, PFL reserves the right to discontinue the offering of the policies.


AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter. During 1998, 1997, and 1996, the amount paid to

AEGON USA Securities, Inc. and/or the broker-dealers for their services was $____________, $29,678,498, and $19,668,001, respectively. During 1998 the amount paid to AFSG Securities Corporation was $_______________.


The target account has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act for the distribution financing charge (the "distribution plan"). The distribution plan has been approved by a majority of the disinterested members of the Board of Managers of the target account. The distribution plan is designed to partially compensate PFL for the cost of distributing the policies. Charges under the distribution plan will be used to support marketing efforts, training of representatives and reimbursement of expenses incurred by broker/dealers who sell the policies, and will be based on a percentage of the daily net assets of the target account. The distribution plan may be terminated at any time by a vote of a majority of the disinterested members of the target account's Board of Managers, or by a vote of the majority of its outstanding shares.

                                 VOTING RIGHTS

The Mutual Fund Account


To the extent required by law, PFL will vote the Underlying Funds' shares held by the mutual fund account at regular and special shareholder meetings of the Underlying Funds in accordance with instructions received from persons having voting interests in the portfolios, although the Underlying Funds do not hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote the Underlying Funds' shares in its own right, it may elect to do so.


Before the annuity commencement date, you hold the voting interest in the selected Portfolios. The number of votes that you have the right to instruct will be calculated separately for each Subaccount. The number of votes that you have the right to instruct for a particular Subaccount will be determined by dividing your policy value in the Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted.


After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable Subaccount by the net asset value per share of the corresponding Portfolio. Fractional shares will be counted.


The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. PFL will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the Underlying Fund. Portfolio shares as to which no timely instructions are received and shares held by PFL in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same Subaccount.



Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate Portfolio.



The Target Account


The Target Account is the legal owner of the common stock held in the Subaccounts and as such has the right to vote upon any matter that may be voted by shareholders. However, you or persons receiving income payments may vote on certain aspects of the governance of the Subaccounts. Matters on which persons holding voting interests may vote include the following: (1) approval of any change in the investment advisory agreement corresponding to a Subaccount; (2) any change in the fundamental investment policies of a Subaccount; or (3) any other matter requiring a vote of persons holding voting interests in the Subaccount. With respect to approval of the investment advisory agreements or any change in a fundamental investment policy, owners participating in that Subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.


Before the annuity commencement date, you hold the voting interest in the selected Subaccounts. The number of votes that you have will be calculated separately for each Subaccount. The number of votes that you have for a Subaccount will be determined by dividing your policy value in the Subaccount into the total assets of the Subaccount and multiplying this by the total number of votes.


After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable Subaccount into the total assets of the Subaccount and multiplying this by the total number of votes.


PFL does not intend to hold annual or other periodic meetings of owners. PFL will solicit proxies by sending you or other persons entitled to vote written requests for proxies prior to the vote. Where timely proxies are not received, the voting interests will be voted in proportion to the proxies that are received with respect to all Policies participating in the same Subaccount.



PFL may, if required by state insurance officials, disregard proxies which would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the Subaccounts, or to approve or disapprove an investment adviser or principal underwriter for one or more of the Subaccounts. In addition, PFL may disregard proxies that would require changes in the investment objectives or policies of any Subaccount or in an investment adviser or principal underwriter, if PFL reasonably disapproves those changes in accordance with applicable federal regulations. If PFL disregards proxies, it will advise those persons who may give proxies of that action and its reasons for the action in the next semiannual report.


                                 OTHER PRODUCTS


PFL makes other variable annuity policies available that may also be funded through the mutual fund account and/or the target account. These variable annuity policies may have different features, such as different investment options or charges.


                               CUSTODY OF ASSETS


The assets of each of the mutual fund subaccounts and the target subaccounts are held by PFL. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the underlying funds held by each of the mutual fund subaccounts, and of all purchases and sales of common stock held by each of the target subaccounts. Additional protection for the assets of the mutual fund account and the target account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.


                                 LEGAL MATTERS


Sutherland Asbill & Brennan LLP, of Washington D.C. have provided legal advice to PFL relating to certain matters under the federal securities laws applicable to the issue and sale of the policies to PFL.


                              INDEPENDENT AUDITORS


The Financial Statements of PFL as of December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, and the Financial Statements of certain subaccounts of PFL Endeavor VA Separate Account (which comprises the Endeavor Variable Annuity) at December 31, 1998 and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

The Financial Statements of the target account at December 31, 1998, and for the period then ended included in this Statement of Additional Information have been audited by Ernst & Young LLP.


                               OTHER INFORMATION


A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


                              FINANCIAL STATEMENTS


The values of your interest in the mutual fund account or the target account will be affected solely by the investment results of the selected subaccount(s). Financial Statements of The PFL Endeavor Variable Annuity Account (which comprises a portion of the PFL Endeavor VA Separate Account) and the Financial Statements of The PFL Endeavor Target Account are contained herein. The financial statements of PFL, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of PFL to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the mutual fund account or the target account.

                                                                    THE ENDEAVOR
                                                                VARIABLE ANNUITY

                                                                  Issued Through

                                                PFL ENDEAVOR VA SEPARATE ACCOUNT
                                                                             and
                                                     PFL ENDEAVOR TARGET ACCOUNT

                                                                              by

                                                      PFL LIFE INSURANCE COMPANY

Prospectus
May 1, 1999

This prospectus and the mutual fund prospectuses give you important information about the policies and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about The Endeavor Variable Annuity Policy, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 1999. Please call us at (800) 525-6205 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission
(SEC) and is incorporated herein by reference. The SEC maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the mutual funds:

 .    are not bank deposits
 .    are not federally insured
 .    are not endorsed by any bank or government agency
 .    are not guaranteed to achieve their goal
 .    are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ENDEAVOR SERIES TRUST

Subadvised by Morgan Stanley Asset Management Inc.
     Endeavor Asset Allocation Portfolio
     Endeavor Money Market Portfolio

Subadvised by T. Rowe Price Associates, Inc.
     T. Rowe Price Equity Income Portfolio
     T. Rowe Price Growth Stock Portfolio

Subadvised by Rowe Price-Fleming International, Inc.:
     T. Rowe Price International Stock Portfolio

Subadvised by OpCap Advisors:
     Endeavor Value Equity Portfolio
     Endeavor Opportunity Value

Subadvised by J.P. Morgan Investment Management Inc.:
     Endeavor Enhanced Index Portfolio

Subadvised by The Dreyfus Corporation:
     Dreyfus U.S. Government Securities Portfolio
     Dreyfus Small Cap Value Portfolio

Subadvised by Montgomery Asset Management, LLC
     Endeavor Select 50 Portfolio

Subadvised by Massachusetts Financial Services Company
     Endeavor High Yield Portfolio

WRL SERIES FUND, INC.

Subadvised by Janus Capital Corporation
     WRL Growth

THE TARGET ACCOUNT

Subadvised by First Trust Advisors, L.P.
     The Dow(SM) Target 10  (July Series)
     The Dow(SM) Target 5  (July Series)
     The Dow(SM) Target 10  (January Series)
     The Dow(SM) Target 5  (January Series)

The flexible premium deferred annuity policy has several investment choices. There are two separate accounts: (1) a mutual fund account; and (2) a target account. The mutual fund subaccounts and the target series subaccounts are listed above. There is also a fixed account, which offers an interest rate that is guaranteed by PFL. You can choose any combination of these investment choices.

TABLE OF CONTENTS

                                                                     Page
SUMMARY..........................................................

ANNUITY POLICY FEE TABLE.........................................

EXAMPLES.........................................................

1.   THE ANNUITY CONTRACT........................................

2.   ANNUITY PAYMENTS (THE INCOME PHASE).........................
     Annuity Payment Options.....................................

3.   PURCHASE....................................................
     Policy Issue Requirements...................................
     Premium Payments............................................
     Initial Premium Requirements................................
     Additional Premium Payments.................................
     Maximum Total Premium Payments..............................
     Allocation of Premium Payments..............................
     Policy Value................................................

4.   INVESTMENT CHOICES..........................................
     The Separate Accounts.......................................
     The Mutual Fund Account.....................................
     The Target Account..........................................
     The Fixed Account...........................................
     Transfers...................................................
     Family Income Protector.....................................
     Dollar Cost Averaging Program...............................
     Asset Rebalancing...........................................
     Telephone Transactions......................................

5.   EXPENSES....................................................
     Surrender Charges...........................................
     Mortality and Expense Risk Fee..............................
     Administrative Charges......................................
     Distribution Financing Charge...............................
     Premium Taxes...............................................
     Federal, State and Local Taxes..............................
     Transfer Fee................................................
     Family Income Protector.....................................
     Portfolio Management Fees...................................
     Target Account Fees.........................................

6.   TAXES.......................................................
     Annuity Policies in General.................................
     Qualified and Nonqualified Policies.........................
     Withdrawals - Nonqualified Policies.........................
     Withdrawals - Qualified Policies............................
     Withdrawals - 403(b) Policies...............................
     Diversification and Distribution Requirements...............
     Taxation of Death Benefit Proceeds..........................
     Annuity Payments............................................

7.   ACCESS TO YOUR MONEY........................................
     Surrenders..................................................
     Delay of Payment and Transfers..............................
     Excess Interest Adjustment..................................
     Policy Loans for 403(b) Policies............................
     Systematic Payout Option....................................
     Nursing Care and Terminal Condition.........................
          Withdrawal Option......................................

8.   PERFORMANCE.................................................
     The Mutual Fund Account.....................................
     The Target Account..........................................

9.   DEATH BENEFIT...............................................
     When We Pay A Death Benefit.................................
     When We Do Not Pay A Death Benefit..........................
     Amount of Death Benefit.....................................
     Guaranteed Minimum Death Benefit............................
     Adjusted Partial Withdrawal.................................

10.  OTHER INFORMATION...........................................
     Ownership...................................................
     Assignment..................................................
     PFL Life Insurance Company..................................
     The Mutual Fund Account.....................................
     The Target Account..........................................
     Mixed and Shared Funding....................................
     Reinstatements..............................................
     Voting Rights...............................................
     Distributor of the Policies.................................
     Non-participating Policy....................................
     Variations in Policy Provisions.............................
     Year 2000 Matters...........................................
     IMSA........................................................
     Legal Proceedings...........................................
     Financial Statements........................................

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.....

APPENDIX A
Condensed Financial Information..................................

APPENDIX B
Historical Performance Data......................................

APPENDIX C
Glossary of Special Terms........................................

APPENDIX D
Policy Variations................................................

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Words printed in italics in this prospectus are defined in the Glossary, found at Appendix C.

1.   THE ANNUITY CONTRACT

The Flexible Premium Variable Annuity Policy offered by PFL Life Insurance Company (PFL, we, us or our) is a contract between you, as the owner, and PFL, an insurance company. The policy provides a way to invest on a tax-deferred basis in the following investment choices: thirteen subaccounts of the mutual fund account, four subaccounts of the target account, and a fixed account of PFL. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers seventeen subaccounts in both the mutual fund account and the target account that are listed in Section 4. Each mutual fund subaccount invests exclusively in shares of one of the portfolios of the underlying funds. Each target series subaccount invests according to its specific investment strategy. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that is guaranteed by PFL. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

You can transfer money between any of the investment choices. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will determine the income payments you receive during the income phase.

2.   ANNUITY PAYMENTS
     (THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

3.   PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

4.    INVESTMENT CHOICES

You can allocate your premium payments to one or more of the investment choices listed below.

The following thirteen mutual fund portfolios are described in the fund prospectuses:

SUBADVISED BY MORGAN STANLEY ASSET MANAGEMENT INC.

     Endeavor Asset Allocation
     Endeavor Money Market

SUBADVISED BY T. ROWE PRICE ASSOCIATES, INC.

     T. Rowe Price Equity Income
     T. Rowe Price Growth Stock

SUBADVISED BY ROWE PRICE-FLEMING INTERNATIONAL, INC.

     T. Rowe Price International Stock

SUBADVISED BY OPCAP ADVISORS

     Endeavor Value Equity
     Endeavor Opportunity Value

SUBADVISED BY J.P. MORGAN INVESTMENT MANAGEMENT INC.

     Endeavor Enhanced Index

SUBADVISED BY THE DREYFUS CORPORATION

     Dreyfus U.S. Government Securities
     Dreyfus Small Cap Value

SUBADVISED BY MONTGOMERY ASSET MANAGEMENT, LLC

     Endeavor Select 50

SUBADVISED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY

     Endeavor High Yield

SUBADVISED BY JANUS CAPITAL CORPORATION

     WRL Growth

The following four target series subaccounts are described later in this prospectus:

SUBADVISED BY FIRST TRUST ADVISORS, L.P.

     The Dow(SM) Target 10  (July Series)
     The Dow(SM) Target 5  (July Series)
     The Dow(SM) Target 10  (January Series)
     The Dow(SM) Target 5  (January Series)

Depending upon their investment performance, you can make or lose money in any of the mutual fund subaccounts or target series subaccounts.

You can also allocate your premium payment to the fixed account.

5.   EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of the investment choices.

We may deduct a surrender charge of up to 7% of premium payments withdrawn within seven years after the premium is paid. To calculate surrender charges, the first premium paid is considered to come out first.

Full surrenders, partial withdrawals, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.25% to 1.40% per year of the net assets in each mutual fund subaccount and target series subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial withdrawals, is at least $50,000.

To help with the cost of distributing the policies, we also deduct a distribution financing charge of 0.15% per year, during the accumulation phase.


We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender or payment of a death benefit. If you elect the "family income protector" rider, then there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you annuitize under the rider, then there is a stabilized payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

The value of the net assets of the mutual fund subaccounts will reflect the investment advisory fee and other expenses incurred by the underlying funds. Those fees and expenses are detailed in the underlying funds' prospectuses that are attached to this prospectus. The value of the net assets of the target series subaccounts will reflect the investment advisory fee and other expenses incurred by the manager in operating each target series subaccount.

6.   TAXES

Your earnings, if any, are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment would not be taxable as income.


7.   ACCESS TO YOUR MONEY

You can take out $500 or more anytime during the accumulation phase. After one year, you may take out up to 10% of the policy value free of surrender charges or excess interest adjustments once each year. Amounts withdrawn in the first year or in excess of 10% of the policy value may be subject to a surrender charge and/or excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

8.   PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the mutual fund subaccounts or target series subaccounts you choose. We provide performance information in Appendix B and in the Statement of Additional Information. This data is not intended to indicate future performance.

9.   DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You generally may choose one of the following guaranteed minimum death benefits:

 .    5% Annually Compounding
 .    Double Enhanced
 .    Return of Premium

These choices are restricted for annuitants and owners over age 74.

10.  OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund. The amount of time you have to return the policy will depend on the state where the policy was issued. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void. In some states you may have more time to return a policy, or receive a refund of more (or less) than the policy value.

No Probate. Usually when you die the person you choose as your beneficiary will receive the death benefit under this policy without going through probate.
State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Financial Information. Condensed financial information for the mutual fund subaccounts and target series subaccounts are in Appendix A to this prospectus. Financial Statements for PFL and the mutual fund subaccounts and target series subaccounts are in the SAI.

Additional Features. This policy has additional features that might interest you. These include the following:

 .    You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 .    You can arrange to have a certain amount of money automatically invested, either monthly or quarterly, in your choice of mutual fund subaccounts or target series subaccounts. This feature is called "dollar cost averaging."

 .    If yours is a "403(b)" policy, then you may elect an endorsement allowing you to receive policy loans during the accumulation phase, subject to certain restrictions. This feature is called "policy loans for 403(b) policies."

 .    We will, upon your request, automatically transfer amounts among the mutual fund subaccounts or target series subaccounts on a regular basis to maintain a desired allocation of the policy value among the various mutual fund subaccounts or target series subaccounts. This feature is called
     "asset rebalancing."

 .    Under certain medically related circumstances, we will allow you to surrender or partially withdraw your policy value without a surrender charge and excess interest adjustment. This feature is called the "nursing care and terminal condition withdrawal option."

 .    You may make transfers and/or change the allocation of additional premium payments by telephone.

The dollar cost averaging and asset rebalancing features are inconsistent with the target series subaccounts' investment strategy.

These features are not available in all states and may not be suitable for your particular situation.

11.  INQUIRIES

If you need more information, please contact us at:

     Administrative and Service Office
     Financial Markets Division
     Variable Annuity Department
     PFL Life Insurance Company
     4333 Edgewood Road N.E.
     P.O. Box 3183
     Cedar Rapids, IA  52406-3183

==================================================================================================================

                                             ANNUITY POLICY FEE TABLE

==================================================================================================================

                                                                Mutual Fund Account Annual Expenses
Policy Owner Transaction Expenses                                (as a percentage of account value)
==================================================================================================================
Sales Load On Purchase Payments......        0             Mortality and Expense Risk Fee/(4)/.........  1.25%
Maximum Surrender Charge                                   Administrative Charge.......................  0.15%
 (as a % of Premium Payments                               Distribution Financing Charge ..............  0.15%
   Surrendered)/(1)(2)/..............        7%                                                          ----
Surrender Fees.......................        0             TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES...  1.55%
Annual Service Charge /(1)/...  $35 Per Policy
Transfer Fee/(1)/...........  Currently No Fee
Family Income Protector (optional)/(3)/
   Rider Fee......................        0.30%

-----------------------------------------------------------------------------------------------------------------------

                                         Portfolio Annual Expenses /(5)/
                      (as a percentage of average net assets and after expense reimbursements)
=======================================================================================================================
                                                                                           Total           Total
                                                                               Rule      Portfolio      Account and
                                            Management           Other         12b-1       Annual         Portfolio
                                               Fees             Expenses       Fees     Expenses/(6)/     Expenses
----------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation............                                                          -

Endeavor Money Market................                                                          -

T. Rowe Price Equity Income..........                                                          -

T. Rowe Price Growth Stock...........                                                          -

T. Rowe Price International Stock....                                                          -

Endeavor Value Equity................                                                          -

Endeavor Opportunity Value............                                                         -

Endeavor Enhanced Index...............                                                         -

Dreyfus U.S. Government Securities...                                                          -

Dreyfus Small Cap Value..............                                                          -

Endeavor Select 50...................                                                          -

Endeavor High Yield..................                                                          -

WRL Growth/(7)/......................                                                          -

The Dow(SM) Target 10 (July)/(8)(9)(10)/                                                       -

The Dow(SM) Target 5 (July)/(8)(9)(10)/                                                        -

The Dow(SM) Target 10
 (January)/(8)(9)(10)/...............                                                          -

The Dow(SM) Target 5
(January) /(8)(9)(10)/.............                                                           -
=======================================================================================================================

/(1)/ The surrender charge and transfer fee, if any is imposed, apply to each policy, regardless of how policy value is allocated among the mutual fund account, the target account and the fixed account. The service charge applies to the fixed account, the mutual fund account, and the target account, and is assessed on a prorata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender, if surrender occurs during a policy year. There is no fee for the first 12 transfers per year. For additional transfers, PFL may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(2)/ The surrender charge is decreased based on the number of years since the premium payment was made, from 7% in the year in which the premium payment was made, to 0% in the eighth year after the premium payment was made. If applicable a surrender charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions.

/(3)/ The annual rider fee is currently equal to 0.30% of the minimum annuitization value on the previous policy anniversary; PFL may at its discretion change the rate in the future, but the rate will never be greater than 0.50% per year. The stabilized payment fee is only charged if you annuitize under the family income protector rider, and then only after annuitization. This fee is reflected in the amount of the variable payments. The stabilized payment fee is currently equal to an effective annual rate of 1.25% of the daily net asset value in the variable investment options; PFL may at its discretion change the rate in the future, but the rate will never be greater than 2.25% per year. Once the family income protector rider is added to your policy, neither the rider fee nor the stabilized payment fee that is in effect at that time will change during the life of that family income protector rider.

/(4)/ Mortality and expense risk fees shown (1.25%) are for the "5% Annually Compounding Death Benefit" and the "Double Enhanced Death Benefit." This reflects a fee that is 0.15% per year higher than the 1.10% corresponding fee for the Return of Premium Death Benefit.

/(5)/ The fee table information relating to the underlying funds was provided to PFL by the underlying funds, and PFL has not independently verified such information. Actual future expenses of the funds may be greater or less than those shown in the Table.

/(6)/ Endeavor Management Co. has agreed, until terminated by it, to assume expenses of the Portfolios that exceed the following rates: Endeavor Money Market--____%; Endeavor Asset Allocation--____%; T. Rowe Price International Stock--____%; Endeavor Value Equity--____%; Dreyfus Small Cap Value--____%; Dreyfus U.S. Government Securities--____%; T. Rowe Price Equity Income--____%; T. Rowe Price Growth Stock--____%; Endeavor Opportunity Value--____%; Endeavor Enhanced Index--____%; Endeavor Select 50--____%. During 1998, Endeavor Management Co. waived fees relative to, or reimbursed the _______________; the annualized operating expense ratio before waiver/reimbursement by Endeavor Management Co. for the period ended December 31, 1998, was ____%. Amounts shown for the _______________, _______________, and _______________ are estimated for
       1999. The annualized operating expense ratio before waiver/reimbursement by Endeavor Management Co. for the ________________, _______________, and
       ________________ are estimated to be ____%, ____%, and ____%, respectively.

/(7)/ Effective January 1, 1997, the WRL Series Fund, Inc. adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") and pursuant to the Distribution Plan, entered into a Distribution Agreement with InterSecurities, Inc. ("ISI"), principal underwriter for the WRL Series Fund, Inc. Under the Distribution Plan, the WRL Series Fund, Inc., on behalf of the WRL Growth Portfolio, is authorized to pay to various service providers, as direct payment for expenses incurred in connection with the distribution of the Portfolio's shares, amounts equal to actual expenses associated with distributing the Portfolio's shares, up to a maximum rate of 0.15% (fifteen one-hundredths of one percent) on an annualized basis of the average daily net assets. This fee is measured and accrued daily and paid monthly. ISI has determined that it would not seek payment by the WRL Series Fund, Inc. of distribution expenses incurred with respect to any portfolio (including the WRL Growth Portfolio) during the fiscal year ending December 31, 1999. Owners will be notified in advance prior to ISI's seeking such reimbursement in the future.

/(8)/ For the target account, the distribution financing charge included under "Total Mutual Fund Account Annual Expenses" in this table is deducted pursuant to a 12b-1 plan.

/(9)/ The manager is paid a fee of 0.75% of the average daily net assets of each target series subaccount. For its services to the target account, the manager pays the adviser a fee equal to 0.35% of the average daily net assets of each target series subaccount.

/(10)/ In addition to the management fees, the target account pays all expenses not assumed by the manager. The manager has agreed to limit each target series subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the target series subaccount's average net assets. (This limit does not include other fees and deductions such as the mortality and expense risk fee, administrative charge, and distribution financing charge.) (See the Statement of Additional Information for more details.)

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable mutual fund subaccount or target series subaccount, and assuming the family income protector rider has been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Return of Premium Death Benefit

B = 5 % Annually Compounding Death
    Benefit or the Double Enhanced Death
    Benefit

===================================================================================================================
                                                                                   If the Policy is annuitized at
                                           If the Policy is surrendered            the end of the applicable time
                                           at the end of the applicable            period or if the Policy is not
                                                   time period.                    surrendered or annuitized.
                                       ----------------------------------------------------------------------------
Subaccounts                               1          3        5        10        1         3         5         10
                                         Year      Years    Years     Years     Year      Years     Years     Years
===================================================================================================================
Endeavor Asset Allocation            A
                                  ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
Endeavor Money Market                A
                                  ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income          A
                                  ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock           A
                                  ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price International          A
                                  ---------------------------------------------------------------------------------
Stock                                B
-------------------------------------------------------------------------------------------------------------------
Endeavor Value Equity                A
                                  ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
Endeavor Opportunity Value           A
                                  ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index              A
                                  ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government              A
Securities                        ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value              A
                                  ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
Endeavor Select 50                   A
                                  ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
Endeavor High Yield                  A
                                  ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
WRL Growth                           A
                                  ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10                A
(July Series)                     ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
The Dow(SM) Target 5                 A
(July Series)                     ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10                A
(January Series)                  ---------------------------------------------------------------------------------
                                     B
-------------------------------------------------------------------------------------------------------------------
The Dow(SM) Target 5                 A
(January Series)                  ---------------------------------------------------------------------------------
                                     B
===================================================================================================================

The above tables will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 1998 expenses of the underlying funds and the target account. In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of ________% based on average policy value of $___________.

These examples also reflect the annual fee of 0.30% for the family income protector rider. Expenses would be lower if you do not elect that rider.

1.   THE ANNUITY CONTRACT

This prospectus describes The Endeavor Variable Annuity Policy offered by PFL Life Insurance Company.

An annuity is a contract between you, the owner, and an insurance company (in this case PFL), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes.


It is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you select the variable annuity portion of the policy, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the variable annuity portion of your policy also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers an interest rate that is guaranteed by PFL and which will not change during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.   ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the date when annuity payments under the policy start. This is the annuity commencement date. You can change this date by giving us 30 days written notice before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive the change. The latest annuity commencement date cannot be after the policy month following the month in which the annuitant attains age 95.

Election of Annuity Payment Option. Before the annuity commencement date, if the
----------------------------------
annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options.

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Supplemental Policy. Once you annuitize and select an annuity payment option,
-------------------
your policy will be supplemented with who will receive the annuity payments and when the annuity payments will be made.

Annuity Payment Options

The policy provides five annuity payment options that are described below. You may chose any combination of annuity payment options. We will use your "adjusted policy value" to provide these annuity payments. The adjusted policy value is the policy value increased or decreased by any applicable excess interest adjustment. If the adjusted policy value on the annuity commencement date is less than $2,000, PFL reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive payments monthly, quarterly, semi-annually, or annually.

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the mutual fund subaccount(s) and/or target series subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.


A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below.   Options 1, 2, and 4 are fixed
only.  Options 3 and 5 can be fixed or variable.

Payment Option 1--Interest Payments. We will pay the interest on the amount we
-----------------------------------
use to provide annuity payments in equal payments or this amount may be left to accumulate for a period of time you and PFL agree to. You and PFL will agree on withdrawal rights when you elect this option.

Payment Option 2--Income for a Specified Period. We will make level payments
-----------------------------------------------
only for the fixed period you choose.  No funds will remain at the end.

Payment Option 3--Life Income.  You may choose between:
-----------------------------

     Fixed Payments

     . No Period Certain--We will make level payments only during the annuitant's lifetime.

     . 10 Years Certain--We will make level payments for the longer of the annuitant's lifetime or ten years.

     . Guaranteed Return of Policy Proceeds--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

     Variable Payments

     . No Period Certain--Payments will be made only during the lifetime of the annuitant.

     . 10 Years Certain--Payments will be made for the longer of the annuitant's lifetime or ten years.

Payment Option 4--Income of a Specified Amount. Payments are made for any
----------------------------------------------
specified amount until the amount applied to this option, with interest, are exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5--Joint and Survivor Annuity.  You may choose between:
--------------------------------------------

     Fixed Payments

     . Payments are made during the joint lifetime of the payee and a joint payee of your selection. Payments will be made as long as either person is living.

     Variable Payments

     . Payments are made as long as either the payee or the joint payee is living.

Other annuity payment options may be arranged by agreement with PFL.   Certain
annuity payment options may not be available in all states.

NOTE CAREFULLY:
---------------

IF:

 .    you choose Life Income with No Period Certain or a Joint and Survivor
     Annuity; and

 .    the annuitant(s) dies before the due date of the second annuity payment;


THEN:

 .    we may make only one annuity payment.

IF:

 .    you choose Income for a Specified Period, Life Income with 10 years
     Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

 .    the person receiving payments dies prior to the end of the guaranteed period;

THEN:

 .    the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The payee is responsible to keep PFL informed of the payee's current address of record.

3.   PURCHASE

Policy Issue Requirements

PFL will issue a policy IF:

 .    PFL receives all information needed to issue the policy;

 .    PFL receives a minimum initial premium payment; and

 .    You (annuitant and any joint owner) are age 84 or younger.

Premium Payments

You should make checks or drafts for premium payments payable only to PFL Life Insurance Company and send them to the administrative and service office. Your check or draft must be honored in order for PFL to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us to keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.


Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payment to the dollar cost averaging fixed account, you must give us directions regarding the mutual fund subaccount(s) and/or target series subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of business on each business day and ends at the close of business on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. Holidays are generally not business days.

4.   INVESTMENT CHOICES

The Separate Accounts

There are currently seventeen variable subaccounts available under the policies. There are thirteen subaccounts of the mutual fund account (which is a portion of the PFL Endeavor VA Separate Account) and four subaccounts of the target account (the PFL Endeavor Target Account).

The Mutual Fund Account

The Underlying Funds.  The mutual fund subaccounts invest in shares of the
--------------------
underlying funds. The companies that provide investment advice and administrative services for the underlying funds offered through this policy are listed below. The following mutual fund investment choices are currently offered through this policy:

ENDEAVOR SERIES TRUST
---------------------

Subadvised by Morgan Stanley
Asset Management Inc.
  Endeavor Asset Allocation Portfolio
  Endeavor Money Market Portfolio
Subadvised by T. Rowe Price Associates, Inc.
  T. Rowe Price Equity Income Portfolio
  T. Rowe Price Growth Stock Portfolio
Subadvised by Rowe Price-Fleming
International, Inc.:
  T. Rowe Price International Stock Portfolio
Subadvised by OpCap Advisors:
  Endeavor Value Equity Portfolio
  Endeavor Opportunity Value
Subadvised by J.P. Morgan Investment Management Inc.:
  Endeavor Enhanced Index Portfolio
Subadvised by The Dreyfus Corporation:
  Dreyfus U.S. Government Securities Portfolio
  Dreyfus Small Cap Value Portfolio
Subadvised by Montgomery Asset
Management, LLC
  Endeavor Select 50 Portfolio
Subadvised by Massachusetts Financial
Services Company
  Endeavor High Yield Portfolio

WRL SERIES FUND, INC.
---------------------

Subadvised by Janus Capital Corporation
   WRL Growth

The general public may not purchase these underlying funds. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds would be the same as those of the underlying funds.


More detailed information, including an explanation of the portfolio's investment objectives, may be found in the underlying funds' current prospectuses, which are attached to this prospectus. You should read the prospectuses for each of the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their investment advisors. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL or the mutual fund account invests in the underlying funds.

The Target Account

This section gives information on the target account, including the management and investment strategies, and policies. The following target account investment choices are offered through this policy:

THE TARGET ACCOUNT
------------------

Subadvised by First Trust Advisors, L.P.
  The Dow(SM) Target 10  (July Series)
  The Dow(SM) Target 5  (July Series)
  The Dow(SM) Target 10  (January Series)
  The Dow(SM) Target 5  (January Series)

General.  The target account is a managed separate account and is currently
-------
divided into four target series subaccounts. Each Series is a separate subaccount, so there are currently two Target 10 subaccounts (January and July Series) and two Target 5 subaccounts (January and July Series). Additional target series subaccounts may be established in the future at the discretion of PFL. Each target series subaccount invests according to specific investment strategies. Under Iowa law, the assets of the target account are owned by PFL, but they are held separately from the other assets of PFL. To the extent that these assets are attributable to the policy value of the policies, these assets are not chargeable with liabilities incurred in any other business operation of PFL. Income, gains, and losses incurred on the assets in a target series subaccount of the target account, whether or not realized, are credited to or charged against that target series subaccount without regard to other income, gains or losses of any other account or subaccount of PFL. Each target series subaccount Series operates as a separate investment fund. Therefore, the investment performance of any target series subaccount should be entirely independent of the investment performance of PFL's general account assets or any other account or subaccount maintained by PFL.

Management of the Target Account. The investments and administration of each
--------------------------------
managed target series subaccount are under the direction of a Board of Managers. The Board of Managers for each target series subaccount annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies, and takes any other actions necessary in connection with the operation and management of the target series subaccounts. Endeavor Management Co., an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the target account's manager. The manager performs administerial and managerial functions for the target account. First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the target account's investment adviser. The adviser is responsible for selecting the investments of each target series subaccount consistent with the investment objectives and policies of that target series subaccount, and will conduct securities trading for the target series subaccount.

Portfolio Manager. There is no one individual primarily responsible for
-----------------
portfolio management decisions for the target account. Investments are made according to the prescribed strategy under the direction of a committee.

Investment Strategy.  The Dow(SM) Target 10 Subaccount will invest in the common
-------------------
stock of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

The Dow(SM) Target 5 Subaccount will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

The objective of each target series subaccount is to provide an above-average total return through a combination of dividend income and capital appreciation. Each target series subaccount will function in a similar manner. Each target series subaccount will initially invest in substantially equal amounts in the common stock of the companies described above for each target series subaccount (as held in a target series subaccount, such common stock is referred to as the common shares) determined as of the initial stock selection date.

Each target series subaccount may have different investment series running simultaneously for different 12-month periods. For example, within The Dow(SM) Target 10 Subaccount there may be more than one series, each with a different initial stock selection date. At the initial stock selection date, a percentage relationship among the number of common shares in a series will be established.

When additional funds are deposited into the series, additional common shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of common shares established at the initial purchase. Sales of common shares by the series will likewise attempt to replicate the percentage relationship of common shares. The percentage relationship among the number of common shares in the series should therefore remain stable. However, given the fact that the market price of such common shares will vary throughout the year, the value of the common shares of each of the companies as compared to the total assets of the series will fluctuate during the year, above and below the proportion established on a stock selection date. As of the annual stock selection date, a new percentage relationship will be established among the number of common shares described below for each series on such date. Common shares may be sold or new equity securities bought each year so that the series is equally invested in the common stock of each company meeting the series' investment criteria. Thus the series may or may not hold equity securities of the same companies as the previous year. Any purchase or sale of additional common shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of common shares as of the annual stock selection date since the relationship among the value of the common shares on the date of any subsequent transactions may be different than the original relationship among their value. The adviser may depart from the specified strategy to meet tax diversification requirements. (See Section 6, "TAXES - Diversification and Distribution Requirements").

As of May 1, 1999, there are four target series subaccounts. There are two "The Dow(SM) Target 10 Subaccounts," which contain a July Series (a June 30, 1998 initial stock selection date) and a January Series (a December 31, 1998 initial stock selection date). Similarly, there are two "The Dow(SM) Target 5 Subaccounts," which contain a July Series (June 30, 1998 initial stock selection date) and a January Series (December 31, 1998 initial stock selection date).

The target account may determine to offer additional target series subaccounts in the future, which may have different selection criteria or stock selection dates (or both).

Units of both The Dow(SM) Target 10 Subaccount and The Dow(SM) Target 5 Subaccount have not been designed so that their prices will parallel or correlate with movements in the DJIA. It is expected that their prices will not do so.

An investment in a target series subaccount involves the purchase of a portfolio of attractive equities with high dividend yields in one convenient purchase. Investing in the stocks of the DJIA with the highest dividend yields amounts to a contrarian strategy because these shares are often out of favor. Such strategy may be effective in achieving a target series subaccount's investment objectives because regular dividends are common for established companies and dividends have accounted for a substantial portion of the total return on stocks of the DJIA as a group. However, there is no guarantee that either a target series subaccount's objective will be achieved or that a target series subaccount will provide for capital appreciation in excess of such target series subaccount's expenses.

Each target series subaccount may also invest in futures and options, hold warrants, and lend its common shares.

The Dow Jones Industrial Average(SM).  The DJIA consists of 30 stocks. The
------------------------------------
stocks are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the DJIA are made entirely by the editors of The Wall Street Journal without consultation with the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made to achieve a better representation. The components of the DJIA may be changed at any time, for any reason. Any changes in the components of the DJIA made after the initial stock selection date of any series will not cause a change in the identity of the common shares included in that series, including any equity securities deposited in that series, except on an annual stock selection date. The following is a list of the companies that currently comprise the DJIA.

  AT&T Corporation
  Allied Signal
  Aluminum Company of America
  American Express Company
  Boeing Company
  Caterpillar Inc.
  Chevron Corporation
  Coca Cola Company
  Walt Disney Company
  International Business Machines Corporation
  International Paper Company
  Johnson & Johnson
  McDonald's Corporation
  Merck & Company, Inc.
  Minnesota Mining & Manufacturing Company
  E.I. du Pont de Nemours & Company
  Eastman Kodak Company
  Exxon Corporation
  General Electric Company
  General Motors Corporation
  Goodyear Tire & Rubber Company
  Hewlett Packard Company
  J.P. Morgan & Company, Inc.
  Philip Morris Companies, Inc.
  Procter & Gamble Company
  Sears, Roebuck & Company
  Travelers Group
  Union Carbide Corporation
  United Technologies Corporation
  Wal Mart Stores Inc.

The target account is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the target account or any member of the public regarding the advisability of purchasing the target account. Dow Jones' only relationship to First Trust Advisors, Endeavor Management Co. (Endeavor) and PFL is the licensing of certain copyrights, trademarks, service marks and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust Advisors, Endeavor, PFL or the owners of the target account into consideration in determining, composing or calculating the Dow Jones Industrial Average(SM). Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the target account to be issued, including the pricing or the amount payable under the contract. Dow Jones has no obligation or liability in connection with the administration or marketing of the target account.

Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Industrial Average(SM) or any data included therein and Dow Jones shall have no liability for any errors, omission, or interruptions therein. Dow Jones makes no warranty, express or implied, as to results to be obtained by First Trust Advisors, Endeavor, PFL, owners of the target account or any other person or entity from the use of the Dow Jones Industrial Average/SM/ or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Industrial Average/SM/ or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages.

Investment Risks.  There is no assurance that any target series subaccount will
----------------
achieve its stated objective. More detailed information, including a description of each target series subaccount's investment objective and policies and a description of risks involved in investing in each of the target series subaccounts and of each target series subaccount's fees and expenses is contained in the Statement of Additional Information. Information contained in the Statement of Additional Information should be read carefully before investing in a target series subaccount.

Each series consists of different issues of equity securities, all of which are listed on a securities exchange. In addition, each of the companies whose equity securities are included in a series are actively traded, well-established corporations.

Common shares may be sold under certain circumstances. Common shares, however, will not be sold by a target series subaccount to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if the common shares no longer meet the criteria by which they were selected. However, common shares will be sold on or about each annual stock selection date in accordance with the adviser's stock selection strategy.

Whether or not the common shares are listed on a securities exchange, the principal trading market for the common shares may be in the over-the-counter market. As a result, the existence of a liquid trading market for the common shares may depend on whether dealers will make a market in the common shares. There can be no guarantee that a market will be made for any of the common shares, that any market for the common shares will be maintained or that there will be sufficient liquidity of the common shares in any markets made. The price at which the common shares may be sold to meet transfers, partial withdrawals or surrenders and the value of a target series subaccount will be adversely affected if trading markets for the common shares are limited or absent.

Investors should consider the following before making a decision to invest in a target series subaccount:

 .    The value of the common shares will fluctuate over the life of a target series subaccount and may be more or less than the price at which they were purchased by such target series subaccount.

 .    The common shares may appreciate or depreciate in value (or pay dividends)
     depending on the full range of economic and market influences affecting these securities, including the impact of the target series subaccounts' purchase and sale of the common shares and other factors.

 .    Transfers between the target account investment portfolios during the 12-
     month period from stock selection date to stock selection date run counter to the investment strategy of the target account investment portfolios, namely holding the applicable stocks for a 12-month period, and may adversely impact your investment performance. Similarly, using dollar cost averaging and asset rebalancing for the target account investment portfolios also runs counter to their investment strategies.

You should understand the risks of investing in common stocks before making an investment in a target series subaccount. In general, the value of your investment will fall if the financial condition of the issuers of the common stocks becomes impaired or if the general condition of the relevant stock market worsens. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including:


 .    expectations regarding government,;

 .    economic, monetary and fiscal policies;

 .    inflation and interest rates;

 .    economic expansion or contraction; and

 .    global or regional political, economic or banking crises.

At times, due to the objective nature of the investment selection criteria, target series subaccounts may be considered concentrated in various industries. PFL cannot predict the direction or scope of any of these factors. Generally, common stocks do not receive payments until all obligations of the issuer have been paid. Unlike debt securities, common stocks do not offer any assurance of income or provide guaranteed protection of capital.

An investment in The Dow(SM) Target 5 Subaccount may subject you to greater market risk than other target series subaccounts that contain a more diversified portfolio of securities since it contains only five stocks.

Each target series subaccount is not actively managed and common shares will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation.

Please note that each strategy has previously under performed the DJIA.

PFL, Endeavor Management Co., and the adviser shall not be liable in any way for any default, failure or defect in any common share.

Portfolio Turnover.  It is anticipated that each target series subaccount's
------------------
annual rate of portfolio turnover normally will not exceed 100%. Portfolio turnover for each target series subaccount will vary from year to year, and depending on market conditions, the portfolio turnover rate could be greater in periods of unusual market movement. A higher turnover rate would result in heavier brokerage commissions or other transactional expenses which must be borne, directly or indirectly by each target series subaccount, and ultimately by you.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the general account of PFL. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. PFL has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of a guaranteed period you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option period of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a guaranteed period option of the fixed account are subject to an excess interest adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with the other general assets of PFL. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers from any mutual fund subaccount or target series subaccount as often as you wish within certain limitations. Transfers from a guaranteed period option of the fixed account are limited to the following:

 .    At the end of a guaranteed period: You must notify us within 30 days prior to the end of the guaranteed period that you wish to transfer amounts from the guaranteed period option to another investment choice.

 .    Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

 .    Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer is 25% of the amount in that guaranteed period option, less any previous transfer during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

There are no transfers permitted out of the dollar cost averaging fixed account except through the dollar cost averaging program.

Each transfer must be at least $500 (or the entire mutual fund subaccount or target series subaccount value), except for transfers of a guaranteed period option of the fixed account amounts equal to interest credited for which there is a minimum transfer amount of $50. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer.


During the income phase of your policy, you may transfer values out of any mutual fund subaccount or target series subaccount up to four times per year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the mutual fund subaccount or target series subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

Currently, there is no charge for transfers. However, the number of transfers permitted may be limited in the future and charges per transfer may apply in the future.

Family Income Protector

The "family income protector" assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after 10 years. You may elect to purchase this benefit, which guarantees the total amount you will have to apply to a family income protector payment option and which guarantees the amounts of those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

Minimum Annuitization Value.  The minimum annuitization value is:
---------------------------

 .    the policy value on the date the rider is issued,

 .    plus any additional premium payments,

 .    minus an adjustment for any withdrawals made after the date the rider is issued,

 .    accumulated at the annual growth rate written on page one of the rider,

 .    minus any premium taxes.

The annual growth rate is currently 6% per year; PFL may, at its discretion, change the rate in the future, but the rate will never be less than 3% per year, and once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the Statement of Additional Information for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in section 2. The family income protector payment options are:

 .    Life Income - An election may be made for "No Period Certain" or "10 Years
     Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

 .    Joint and Full Survivor - An election may be made for "No Period Certain"
     or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

The minimum annuitization value is used to calculate the family income protector payment and does not establish or guarantee a policy value or guarantee performance of any investment option.

Other benefits and fees under the rider (the rider fee, the fee waiver threshold, the stabilized payment fee, and the waiting period before the family income protector can be exercised, as well as the annual growth rate) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade.  You can upgrade your minimum annuitization
-----------------------------------
value to the policy value within 30 days after any policy anniversary before your 85/th/ birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade, the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees. Please note that the benefits and fees under the new rider may differ from your benefits and fees prior to upgrading.

Conditions of Exercise of the Family Income Protector.  You can only annuitize
-----------------------------------------------------
using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade; PFL may, at its discretion, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94/th/ birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider.

Note Carefully -- If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments.  Annuity payments under the family
--------------------------------------
income protector are guaranteed to never be less than the initial payment. See the Statement of Additional Information for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

Under the family income protector, each annuity payment will be the greater of the stabilized payment or the payment calculated without regard to the stabilized payments. During the first policy year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected, and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the Statement of Additional Information for additional information concerning stabilized payments.

Family Income Protector Rider Fee.  A rider fee, currently 0.30% of the minimum
---------------------------------
annuitization value on the previous policy anniversary, is charged annually prior to annuitization. PFL may change the rider fee percentage in the future, but it will never be greater than 0.50%. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each subaccount.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Stabilized Payment Fee.  A stabilized payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the variable investment options, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider. PFL may change the stabilized payment fee in the future, but it will never be greater than 2.25%. The stabilized payment fee is included on page one of the rider.

Termination.  The family income protector is irrevocable.  You have the option
-----------
not to use the benefit but you will not receive a refund of any fees you have paid. The family income protector will terminate upon the earliest of the following:

 .    annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector),

 .    upgrade of the minimum annuitization value (although a new rider will be issued),

 .    termination of your policy, or

 .    30 days after the policy anniversary after your 94/th/ birthday (earlier if required by state law).

The family income protector does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable annuity factors. Therefore, the family income protector should be regarded as a safety net.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, into any other mutual fund subaccounts and/or target series subaccounts. You may specify the dollar amount to be transferred either monthly or quarterly; however each transfer must be at least $500. A minimum of 6 monthly or 4 quarterly transfers are required and a maximum of 24 months or 8 quarterly transfers are allowed. Transfers must begin within 30 days. We will make the transfers on the 28/th/ day of the applicable month. There is no charge for this program.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your mutual fund subaccounts or target series subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone IF:

 .    you initial the "Telephone Transfer/Reallocation Authorization" box in the
     policy application or enrollment form; or

 .    you later make this request in writing.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

Telephone requests must be received while the New York Stock Exchange is open to assure same-day pricing of the transaction. We may discontinue this option at any time.

5.   EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can withdraw part or all of the cash value. Cash value is the policy value increased or decreased by any excess interest adjustment and decreased by an applicable surrender charge. After the first year, you can withdraw up to 10% of your policy value once each year free of surrender charges. This amount is referred to as the free percentage. If you withdraw money in excess of 10% of your policy value, you might have to pay a surrender charge on the excess amount. The following schedule shows the surrender charges that apply during the seven years following each premium payment:

----------------------------------------------
   Number of Years                 Surrender
    Since Premium                    Charge
     Payment Date
----------------------------------------------
        0 - 1                          7%
----------------------------------------------
        1 - 2                          7%
----------------------------------------------
        2 - 3                          6%
----------------------------------------------
        3 - 4                          6%
----------------------------------------------
        4 - 5                          5%
----------------------------------------------
        5 - 6                          4%
----------------------------------------------
        6 - 7                          2%
----------------------------------------------
      7 or more                        0%
----------------------------------------------

For example, assume your policy value is $100,000 at the beginning of policy year 2 and you withdraw $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 - $10,000).

For surrender charge purposes, the oldest premium is considered to be withdrawn first.

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Surrender charges are waived if you withdraw money under the nursing care and terminal condition withdrawal option.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. For the Return of Premium Death Benefit the mortality and expense risk fee is at an annual rate of 1.10% of assets. For the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit, the mortality and expense risk fee is at an annual rate of 1.25% of assets. This annual fee is assessed daily based on the net asset value of each mutual fund subaccount and target series subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies. This charge is equal to 0.15% per year of the daily net asset value of the mutual fund account and the target account.

In addition, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premium, less all partial withdrawals, is at least $50,000.

Distribution Financing Charge

We deduct a distribution financing charge to cover the cost of distributing the policies. This charge is equal to 0.15% per year of the daily net asset value of the mutual fund account and the target account. This is deemed to be a deferred sales charge.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

 .    you elect to begin receiving annuity payments;

 .    you surrender the policy; or

 .    you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year. If you make more than 12 transfers per year, we reserve the right to charge $10 for each transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Family Income Protector

If you elect the family income protector, there is an annual rider fee during the accumulation phase of 0.30% of the minimum annuitization value, and a stabilized payment fee of 1.25% of the daily net asset value if you annuitize under the rider. (See Section 4, "INVESTMENT CHOICES - Family Income Protector.")

Portfolio Management Fees

The value of the assets in each mutual fund subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the underlying fund's prospectus.

Target Account Fees

For its services to the target account, the manager is paid a fee of 0.75% of the average daily net assets of each target series subaccount. For its services to the target account, the manager pays the adviser a fee equal to 0.35% of the average daily net assets of each target series subaccount.

In addition to the management fees, the target account pays all expenses not assumed by the manager, including, without limitation, the following:

 .    expenses for legal;

 .    accounting and auditing services;

 .    interest;

 .    taxes;

 .    costs of printing and distributing reports to shareholders;

 .    proxy materials and prospectuses;

 .    charges of its custodian, transfer agent and dividend disbursing agent;

 .    registration fees;

 .    fees and expenses of the Board of Managers who are not affiliated persons of the Manager or an Adviser;

 .    insurance;

 .    brokerage costs

 .    litigation; and

 .    other extraordinary or nonrecurring expenses.

All general target account expenses are allocated among and charged to the assets of the target series subaccounts on a basis that the Board of Managers deems fair and equitable. This may be on the basis of relative net assets of each target series subaccount or the nature of the services performed and relative applicability to each target series subaccount.

The manager has agreed to limit each target series subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the subaccount's average net assets. (This limit does not include other fees and deductions, such as the mortality and expense risk fee, administrative charge, and distribution financing charge.)

6.   TAXES

NOTE: PFL has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. PFL has included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy - qualified or nonqualified (discussed below).

You will not be taxed on increases in the value of your policy until a distribution occurs - either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), 403(b) plans (sometimes referred to as tax-sheltered annuities), certain deferred compensation plans known as "457 plans", and pension and profit sharing plans (which include 401(k) plans).

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Withdrawals - Nonqualified Policies

If you make a withdrawal from your policy, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. (The excess interest adjustment resulting from the withdrawal may affect the amount on which you are taxed.) Different rules apply for annuity payments. A portion of each annuity payment is treated as a partial return of your premium payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your premium payments are fully includable in income.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

 .    paid on or after the taxpayer reaches age 59 1/2;

 .    paid after the taxpayer dies;

 .    paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

 .    paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

 .    paid under an immediate annuity; or

 .    which come from premium payments made prior to August 14, 1982.

Withdrawals - Qualified Policies

The above information describing the taxation of nonqualified policies does not apply to qualified policies. There are special rules that govern with respect to qualified policies. We have provided more information in the Statement of Additional Information.

Withdrawals - 403(b) Policies

The Internal Revenue Code limits the withdrawal of premium payments from certain 403(b) policies. Withdrawals can only be made when an owner:

 .    reaches age 59 1/2;

 .    leaves his/her job;

 .    dies;

 .    becomes disabled (as that term is defined in the Internal Revenue Code); or


 .    in the case of hardship.  However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity policy. The policy must also meet certain distribution requirements in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the Statement of Additional Information. PFL may modify the policy to attempt to maintain favorable tax treatment.

The target account, through the target series subaccounts, intends to comply with the diversification requirements of the Treasury. PFL has entered into an agreement with the manager, who in turn, has entered into a contract with the adviser that requires the target series subaccounts to be operated in compliance with the Treasury regulations. The adviser reserves the right to depart from either target series subaccount's investment strategy in order to meet these diversification requirements. See the Statement of Additional Information for more information concerning diversification requirements.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

 .    if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

 .    if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments, less amounts received, which were not includable in gross income. (The same tax treatment applies to any amounts distributed after an owner's death.)

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

 .    Fixed payments - by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

 .    Variable payments - by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.


The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because you died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

7.   ACCESS TO YOUR MONEY

Surrenders

During the accumulation phase, you can have access to the money in your policy in several ways:

 .    by making a withdrawal (either a complete or partial withdrawal); or

 .    by taking annuity payments.

If you want to make a complete withdrawal, you will receive the value of your policy including any excess interest adjustment, minus:

 .    surrender charges;

 .    premium taxes; and

 .    service charges.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the policy value.

Remember that any withdrawal you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 9, Death Benefit, for more
details.   Withdrawals may be subject to a surrender charge. Withdrawals from the fixed account may also be subject to an excess interest adjustment.

Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.

During the income phase, the annuity payment option you select will determine your access to the money in your policy.

Delay of Payment and Transfers

Payment of any amount due from the mutual fund account or target account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date all required information is received by PFL. PFL may be permitted to defer such payment from the mutual fund account and target account if:

 .    the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or

 .    an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

 .    the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the mutual fund subaccounts and target series subaccounts may be deferred under these circumstances. Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months.


Excess Interest Adjustment

Money that you withdraw from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender.

There will be no excess interest adjustment on any of the following:

 .    lump sum withdrawals of the free percentage available;

 .    nursing care and terminal condition withdrawals;

 .    withdrawals to satisfy any minimum distribution requirements; and

 .    systematic payout option payments, which do not exceed 10% of the policy value.

Certain conditions must be satisfied. See the Statement of Additional Information for more details.

Policy Loans for 403(b) Policies

You may elect an endorsement allowing you to receive policy loans during the accumulation phase when:

 .    the policy is used in connection with a Tax Sheltered Annuity Plan under
     Section 403(b) of the Code; and

 .    the policy has been in force for at least 30 days.

The amount you may borrow against the policy is:

 .    75% of the policy value when all policy loans and unpaid accrued interest is less than or equal to $10,000; or

 .    50% of the policy value when all policy loans and unpaid accrued interest is greater than $10,000, but less than or equal to $50,000.

The minimum loan amount is $2,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans so that they comply with applicable tax requirements. Accordingly, you should consult a competent tax adviser before requesting a policy loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and used as collateral for all policy loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each policy anniversary we will compare the amount of the policy loan to the amount in the loan reserve. If all policy loans and unpaid accrued interest exceed the amount in the loan reserve, we will withdraw the difference from the mutual fund subaccounts and the target series subaccounts and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding policy loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current premium payment allocation. We reserve the right to transfer the difference to the fixed account if the amount to establish the policy loan was transferred from the fixed account.

If all policy loans and unpaid accrued interest exceeds the policy value, we will mail notices to your last known address and to any assignee of record. If that amount is not paid within 20 days after we mail the notices, the policy will terminate without value.

Interest on the loan is 7% in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 5%. Principal and interest must be repaid:

 .    in level quarterly or monthly payments over a 5-year period; or

 .    over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond your estimated retirement age.


IF:

 .    a repayment is not received within 20 days from the original due date;


THEN:

 .    a distribution of all policy loans and unpaid accrued interest, and any applicable charges, including any surrender charge, will take place.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the policy to not qualify under Section 403(b) of the Internal Revenue Code.

You can repay any policy loan in full:

 .    while the policy is in force; and

 .    before the annuity commencement date.

Note carefully that if you do not repay your policy loan, this will reduce:


 .    the amount of any death proceeds;

 .    the amount payable upon partial withdrawal or full surrender; and

 .    the amount applied on the annuity commencement date to provide annuity payments.

The loan date is the date we process the loan request. A $50 fee will be charged for each loan request, unless otherwise required by state law. You may only make one policy loan each year.

A premium payment received while a loan is outstanding will be treated as a premium payment, unless you specify otherwise.

Policy loans may not be available in all states.

Systematic Payout Option

You can receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of your policy's value free of surrender charges. Payments can be made monthly, quarterly, semi-annually, or annually.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you or your spouse has been:

 .    confined in a hospital or nursing facility for 30 days in a row; or

 .    diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

This benefit may not be available in all states. See the policy or endorsement for details and conditions.

8.   PERFORMANCE

The Mutual Fund Account

PFL periodically advertises performance of the various mutual fund subaccounts. We may disclose at least four different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes or surrender charges. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, any advertisement will also include total return figures, which reflect the deduction of the mortality and expense risk fees, administrative charges and surrender charges.

Third, for periods starting prior to the date the policies were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the mutual fund account.

Fourth, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the mutual fund account.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

The Target Account

Performance Information regarding the target series subaccount is in Appendix B and in the Statement of Additional Information.

9.   DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the accumulation phase and the annuitant was also the owner. (If the annuitant was not the owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
------------------------------------

We will pay a death benefit to your beneficiary IF:

 .    you are both the annuitant and the owner of the policy; and

 .    you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

 .    you are not the annuitant; and

 .    the annuitant dies before the annuity commencement date; and

 .    you specifically requested that the death benefit be paid upon the annuitant's death.

If the new owner is not your spouse, then distribution requirements apply to the policy value. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date
-----------------------------------

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

 .    you are not the annuitant; and

 .    you die on or after the annuity commencement date; and

 .    the entire interest in the policy has not been paid to you;

THEN:

 .    the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:
------------------------------------------------

IF:

 .    you are not the annuitant; and

 .    the annuitant dies prior to the annuity commencement date; and

 .    you did not specifically request that the death benefit be paid upon the annuitant's death;

THEN:

 .    you will become the new annuitant and the policy will continue.

IF:

 .    you are not the annuitant; and

 .    you die prior to the annuity commencement date;

THEN:

 .    the new owner may surrender the policy for the policy value increased or decreased by an excess interest adjustment.

Note carefully.  If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and PFL has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:

 .    policy value on the date we receive the required information; or

 .    cash value on the date we receive the required information; or

 .    guaranteed minimum death benefit (discussed below), plus premium payments, less partial withdrawals from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the three guaranteed minimum death benefit options listed below.

Return of Premium Death Benefit
--------------------------------

Total premium payments, less any adjusted partial withdrawals (discussed below) as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other options on the policy application.

5% Annually Compounding Death Benefit
-------------------------------------

Total premium payments, less any adjusted partial withdrawals, plus interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the earlier of the date of death or the owner's 81/st/ birthday. There is an extra charge for this death benefit.

The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 75 or older on the policy date.

Double Enhanced Death Benefit
------------------------------

The greater of the following:

 .    5% Annually Compounding Death Benefit - total premium payments, less any adjusted partial withdrawals, plus interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the date of death (but not later than your 81/st/ birthday).

 .    Step-Up Death Benefit - the largest policy value on the policy date or on any policy anniversary before you reach age 81; plus any premium payments you have made since then; minus any adjusted partial withdrawals we have paid to you since then.

There is an extra charge for this death benefit.

The Double Enhanced Death Benefit is not available if the owner or annuitant is 81 or older on the policy date.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

IF, under all three death benefit options:

 .    the surviving spouse elects to continue the policy instead of receiving the death benefit; and

 .    the guaranteed minimum death benefit is greater than the policy value;


THEN:

 .    we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10.  OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. PFL will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. An assignment may be a taxable event. If the policy is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

PFL Life Insurance Company

PFL Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. PFL is a wholly owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON n.v. of the Netherlands, the securities of which are publicly traded. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. PFL is licensed in the District of Columbia, Guam, and in all states except New York.

The Mutual Fund Account

PFL established a mutual fund account, called the PFL Endeavor VA Separate Account, under the laws of the State of Iowa on January 19, 1990. The mutual fund account receives and currently invests the premium payments that are allocated to it for investment in shares of the underlying mutual fund portfolios.

The mutual fund account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. However, the SEC does not supervise the management, the investment practices, or the policies of the mutual fund account or PFL.

The assets of the mutual fund account are held in PFL's name on behalf of the mutual fund account and belong to PFL. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business PFL may conduct. The mutual fund account includes other subaccounts that are not available under these policies.

Information about the mutual fund account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (http://www.sec.gov) that contains other information regarding the mutual fund account.

The Target Account

The target account (its legal name is the PFL Endeavor Target Account) is registered with the SEC under the Investment Company Act of 1940, as amended, as an open-end management investment company and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the target account or PFL.

The two Dow(SM) Target 10 Subaccounts (January and July Series) and the two Dow(SM) Target 5 Subaccounts (January and July Series) are non-diversified target series subaccounts of the target account.

Legislation. Legislation may be enacted at any time that could negatively affect
-----------
the common shares in the target series subaccounts or the issuers of the common shares. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum industry, may have a negative impact on certain companies represented in the target series subaccounts. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the target series subaccounts or will not impair the ability of the issuers of the common shares to achieve their business goals.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular mutual fund subaccount, please read the underlying funds' prospectuses. The underlying funds are not limited to selling their shares to this mutual fund account and are permitted to accept investments from any mutual fund account of an insurance company. Since the portfolios of the underlying funds are available to registered mutual fund accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of this mutual fund account and one or more of the mutual fund accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including PFL, agree to take any necessary steps to resolve the matter. This includes removing their mutual fund accounts from the underlying funds. See the underlying funds' prospectuses for more details.

Reinstatements

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Mutual Fund Account.  PFL will vote all shares of the underlying funds in
-------------------
accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Target Account. You (or the person receiving annuity payments) can vote on
--------------
certain matters with respect to the target series subaccounts you have an interest in. Such matters include:

 .    changes in the investment advisory agreement;

 .    changes in the fundamental investment policies;

 .    any other matter requiring a vote of persons holding voting interests; and

 .    matters pursuant to the requirements of Rules 12b-1 and 18f-2 of the
     Investment Company Act of 1940.

We will send you and other owners written requests for instructions on how to vote shares you are entitled to vote on. When we receive those instructions, we will vote all shares in proportion to those instructions.

On certain matters, each target series subaccount or Series may vote separately. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate target series subaccount.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like PFL, it is an indirect wholly owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.


Commissions of up to 6% of premium payments or 5% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. PFL may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Non-participating Policy

The policy does not participate or share in the profits or surplus earnings of PFL. No dividends are payable on the policy.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

New Jersey residents: Annuity payments must begin on or before the later of: (1) the policy anniversary that is closest to the annuitant's 70th birthday or (2) the 10th policy anniversary. You may not select a guaranteed period option that would extend beyond that date. Your options at the annuity commencement date are to elect a lump sum payment, or elect to receive annuity payments under one of the fixed payment options. New Jersey residents cannot elect variable payment options. Consult your agent and the policy form itself for details regarding these and other terms applicable to policies sold in New Jersey.

Year 2000 Matters

In October, 1996, PFL adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process, which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. PFL has engaged the services of a third-party provider that specializes in Year 2000 issues to work on the project.

The Plan has four specific objectives: (1) develop an inventory of all applications; (2) evaluate all applications to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is believed that all mission critical systems are Year 2000 compliant as of December 31, 1998, with validation testing to continue through and including June 1999.

As of the date of this Prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.


IMSA

PFL is a member of the Insurance Marketplace Standards Association (IMSA). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member, we may use the IMSA logo and language in advertisements.

Legal Proceedings

There are no legal proceedings to which the mutual fund account or target account is a party or to which the assets of the account are subject. PFL, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the mutual fund account, target account or PFL.

Financial Statements

The financial statements of PFL, the mutual fund account, and the target account are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  Glossary of  Special Terms
  The Policy--General Provisions
  Certain Federal Income Tax Consequences
  Investment Experience
  Historical Performance Data
  The Target Account
  Published Ratings
  State Regulation of PFL
  Administration
  Records and Reports
  Distribution of the Policies
  Other Products
  Custody of Assets
  Legal Matters
  Independent Auditors
  Other Information
  Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION

                            The Mutual Fund Account

The accumulation unit values and the number of accumulation units outstanding for each mutual fund subaccount from the date of inception are shown in the following tables.

     5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.55%)

=================================================================================================================
                                                          Accumulation         Accumulation          Number of
                                                           Unit Value           Unit Value          Accumulation
                                                        at Beginning of         at End of           Units at End
                                                              Year                 Year               of Year
-----------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation Subaccount
  1998..........................................
  1997 /(9)/....................................           $ 1.998344           $ 2.169995          1,857,541.490
-----------------------------------------------------------------------------------------------------------------
Endeavor Money Market Subaccount
  1998..........................................
  1997 /(9)/....................................           $ 1.170606           $ 1.185346          1,002,462.071
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Subaccount
  1998..........................................
  1997 /(9)/....................................           $ 1.663897           $ 1.923303          3,943,109.487
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Subaccount
  1998..........................................
  1997 /(9)/....................................           $ 1.774078           $ 2.041653          1,909,047.791
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Subaccount
  1998..........................................
  1997 /(9)/....................................           $ 1.432514           $ 1.345339          2,717,945.242
-----------------------------------------------------------------------------------------------------------------
Endeavor Value Equity Subaccount
  1998..........................................
  1997 /(9)/....................................           $ 1.804168           $ 2.086425          2,607,465.410
-----------------------------------------------------------------------------------------------------------------
Endeavor Opportunity Value Subaccount
  1998..........................................
  1997 /(9)/....................................           $ 1.049539           $ 1.155963          2,879,146.147
-----------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index Subaccount
  1998..........................................
  1997 /(9)/....................................           $ 1.066111           $ 1.216554          1,987,857.002
-----------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities Subaccount
  1998..........................................
  1997 /(9)/....................................           $ 1.136634           $ 1.213942            858,785.418
-----------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value Subaccount
  1998..........................................
  1997 /(9)/....................................           $ 1.635726           $ 1.849564          2,651,783.374
-----------------------------------------------------------------------------------------------------------------
Endeavor Select 50 Subaccount
  1998 /(10)/...................................
-----------------------------------------------------------------------------------------------------------------
Endeavor High Yield Subaccount
  1998 /(11)/...................................
-----------------------------------------------------------------------------------------------------------------
WRL Growth Subaccount
  1998..........................................
  1997 /(9)/....................................           $18.030324           $19.647490            331,277.459
===============================================================================================================

                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.40%)

=================================================================================================================
                                                          Accumulation         Accumulation          Number of
                                                           Unit Value           Unit Value          Accumulation
                                                        at Beginning of         at End of           Units at End
                                                              Year                 Year               of Year
-----------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation Subaccount
  1998...........................................
  1997...........................................          $ 1.833135           $ 2.171948        127,262,704.167
  1996...........................................          $ 1.577873           $ 1.833135        124,998,927.667
  1995...........................................          $ 1.301669           $ 1.577873        122,974,873.030
  1994...........................................          $ 1.393488           $ 1.301669        130,909,987.116
  1993...........................................          $ 1.209859           $ 1.393488         69,252,242.665
  1992...........................................          $ 1.125386           $ 1.209859         11,637,563.615
  1991 /(1)/.....................................          $ 1.000000           $ 1.125386          3,775,618.731
-----------------------------------------------------------------------------------------------------------------
Endeavor Money Market Subaccount
  1998...........................................
  1997...........................................          $  1.15422           $ 1.196418         28,678,037.042
  1996...........................................          $  1.11571           $  1.15422         26,461,099.190
  1995...........................................          $  1.07242           $  1.11571         21,103,926.232
  1994...........................................          $  1.05150           $  1.07242         17,836,839.874
  1993...........................................          $  1.04313           $  1.05150         12,190,857.625
  1992...........................................          $  1.02803           $  1.04313          4,334,947.760
  1991 /(1)/.....................................          $  1.00000           $  1.02803          1,855,372.177
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Subaccount
  1998...........................................
  1997...........................................          $ 1.521680           $ 1.925022         79,662,847.306
  1996...........................................          $ 1.287240           $ 1.521680         42,673,040.677
  1995 /(5)/.....................................          $ 1.000000           $ 1.287240         14,943,358.393
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock Subaccount
  1998...........................................
  1997...........................................          $ 1.611613           $ 2.043487         44,624,829.320
  1996...........................................          $ 1.353339           $ 1.611613         30,237,847.748
  1995 /(5)/.....................................          $ 1.000000           $ 1.353339         14,196,707.745
-----------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Subaccount
  1998...........................................
  1997...........................................          $ 1.330640           $ 1.346560        101,220,764.948
  1996...........................................          $ 1.171039           $ 1.330640         91,462,303.686
  1995...........................................          $ 1.073958           $ 1.171039         75,065,177.549
  1994...........................................          $ 1.156482           $ 1.073958         76,518,044.179
  1993...........................................          $ 0.989782           $ 1.156482         45,569,234.403
  1992...........................................          $ 1.041235           $ 0.989782          6,368,485.858
  1991 /(1)/.....................................          $ 1.000000           $ 1.041235          3,068,279.081
-----------------------------------------------------------------------------------------------------------------
Endeavor Value Equity Subaccount
  1998...........................................
  1997...........................................          $ 1.694854           $ 2.086130         82,171,833.799
  1996...........................................          $ 1.387903           $ 1.694854         65,227,195.342
  1995...........................................          $ 1.045610           $ 1.387903         46,194,663.692
  1994...........................................          $ 1.018576           $ 1.045610         30,512,231.489
  1993 /(2)/.....................................          $ 1.000000           $ 1.018576         10,958,836.984
-----------------------------------------------------------------------------------------------------------------
Endeavor Opportunity Value Subaccount
  1998...........................................
  1997...........................................          $ 1.004355           $ 1.156993         14,927,829.243
  1996 /(6)/.....................................          $ 1.000000           $ 1.004355            314,119.406
=================================================================================================================

=================================================================================================================
Endeavor Enhanced Index Subaccount
  1998...........................................
  1997 /(7)/.....................................          $ 1.000000           $ 1.217647          9,296,582.067
-----------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities Subaccount
  1998...........................................
  1997...........................................          $ 1.128769           $ 1.215033         30,043,275.031
  1996...........................................          $ 1.124292           $ 1.128769         17,561,825.527
  1995...........................................          $ 0.985803           $ 1.124292          8,456,764.729
  1994 /(4)/.....................................          $ 0.998670           $ 0.985803          3,102,671.789
-----------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value Subaccount
  1998...........................................
  1997...........................................          $ 1.496065           $ 1.851229         63,123,931.161
  1996...........................................          $ 1.206843           $ 1.496065         51,124,831.634
  1995...........................................          $ 1.072941           $ 1.206843         40,635,696.978
  1994...........................................          $ 1.107747           $ 1.072941         32,607,348.474
  1993 /(3)/.....................................          $ 1.000000           $ 1.107747         11,449,956.948
-----------------------------------------------------------------------------------------------------------------
Endeavor Select 50 Subaccount
  1998 /(10)/....................................
-----------------------------------------------------------------------------------------------------------------
Endeavor High Yield Subaccount
  1998 /(11)/....................................
-----------------------------------------------------------------------------------------------------------------
WRL Growth Subaccount
  1998...........................................
  1997...........................................          $16.964068           $19.665157         16,307,024.863
  1996...........................................          $14.583843           $16.964068         15,174,482.394
  1995...........................................          $10.051117           $14.583843         13,337,196.679
  1994...........................................          $11.114865           $10.051117         12,758,957.591
  1993...........................................          $10.839753           $11.114865          9,252,403.800
  1992 /(8)/.....................................          $10.000000           $10.839753          1,119,066.376
=================================================================================================================

/(1)/ Period from April 8, 1991 through December 31, 1991. /(2)/ Period from May 27, 1993 through December 31, 1993.
/(3)/ Period from May 4, 1993 through December 31, 1993.
/(4)/ Period from May 9, 1994 through December 31, 1994.
/(5)/ Period from January 3, 1995 through December 31, 1995. /(6)/ Period from November 18, 1996, through December 31, 1996. /(7)/ Period from May 1, 1997 through December 31, 1997.
/(8)/ Period from July 1, 1992 through December 31, 1992.
/(9)/ Period from May 23, 1997 through December 31, 1997. /(10)/ Period from _________, 1998 through December 31, 1998.
/(11) /Period from _________, 1998 through December 31, 1998.

                        CONDENSED FINANCIAL INFORMATION

                               The Target Account

==================================================================================================
                                                 The Dow Target 10           The Dow Target 5
                                              Subaccount (July Series)    Subaccount (July Series)
--------------------------------------------------------------------------------------------------
Investment Income
  1998....................................
--------------------------------------------------------------------------------------------------
Expenses
  1998....................................
--------------------------------------------------------------------------------------------------
Net investment income
  1998....................................
--------------------------------------------------------------------------------------------------
Net realized and unrealized gains
(losses) on securities
  1998....................................
--------------------------------------------------------------------------------------------------
Net increase (decrease) in
accumulation unit value
  1998....................................
--------------------------------------------------------------------------------------------------
Accumulation unit value at beginning of period
  1998....................................
--------------------------------------------------------------------------------------------------
Accumulation unit value at end of period
  1998....................................
--------------------------------------------------------------------------------------------------
Expenses to average net assets
  1998....................................
--------------------------------------------------------------------------------------------------
Portfolio turnover rates
  1998....................................
--------------------------------------------------------------------------------------------------
Number of accumulation units
outstanding at end of period
  1998....................................
==================================================================================================

The Dow(SM) Target 10 (January Series) and The Dow(SM) Target 5 (January Series) had not commenced operations as of December 31, 1998. Accordingly, no comparable data is available for those Subaccounts.

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA
                            THE MUTUAL FUND ACCOUNT

Standardized Performance Data

PFL may advertise historical yields and total returns for the subaccounts of the mutual fund account. In addition, PFL may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a mutual fund subaccount (other than the Endeavor Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.


The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy, and they do not reflect the rider charge for the optional family income protector. To the extent that any or all of a premium tax is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 1998, and for the one and five year periods ended December 31, 1998 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the distribution financing charge and the administrative charges. The total return for each target series subaccount will also reflect the manager's fee and other operating expenses. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding and Double Enhanced Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit.
Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

======================================================================================================
                                               TABLE 1
                                Standard Average Annual Total Returns
======================================================================================================
                5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                          (Total Mutual Fund Account Annual Expenses: 1.55%)
------------------------------------------------------------------------------------------------------
                                              1 Year        5 Year       Inception of      Subaccount
                                              Ended         Ended       the Subaccount     Inception
Subaccount                                   12/31/98      12/31/98      to 12/31/98          Date
------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation................
T. Rowe Price Equity Income..............
T. Rowe Price Growth Stock...............
T. Rowe Price International Stock /(1)/..
Endeavor Value Equity....................
Endeavor Opportunity Value...............
Endeavor Enhanced Index..................
Dreyfus U.S. Government Securities.......
Dreyfus Small Cap Value /(2)/............
Endeavor Select 50.......................
Endeavor High Yield......................
WRL Growth...............................
------------------------------------------------------------------------------------------------------
                                   Return of Premium Death Benefit
                        (Total Mutual Fund Account Annual Expenses: 1.40%)
------------------------------------------------------------------------------------------------------
                                              1 Year        5 Year       Inception of      Subaccount
                                              Ended         Ended       the Subaccount     Inception
Subaccount                                   12/31/98      12/31/98      to 12/31/98          Date
------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation................
T. Rowe Price Equity Income..............
T. Rowe Price Growth Stock...............
T. Rowe Price International Stock /(1)/..
Endeavor Value Equity....................
Endeavor Opportunity Value...............
Endeavor Enhanced Index..................
Dreyfus U.S. Government Securities.......
Dreyfus Small Cap Value /(2)/............
Endeavor Select 50.......................
Endeavor High Yield......................
WRL Growth...............................
======================================================================================================

/(1)/ Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

/(2)/ Effective September 16, 1986, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.

The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the from the five year and from inception periods would have been lower.

Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

PFL may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the mutual fund account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the rider charge for the optional family income protector.

======================================================================================================
                                              TABLE 2
                           Non-Standard Average Annual Total Returns
                                 (Assuming No Surrender Charge)
======================================================================================================
                5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                          (Total Mutual Fund Account Annual Expenses: 1.55%)
------------------------------------------------------------------------------------------------------
                                              1 Year        5 Year       Inception of      Subaccount
                                              Ended         Ended       the Subaccount     Inception
Subaccount                                   12/31/98      12/31/98      to 12/31/98          Date
------------------------------------------------------------------------------------------------------

Endeavor Asset Allocation................
T. Rowe Price Equity Income..............
T. Rowe Price Growth Stock...............
T. Rowe Price International Stock /(1)/..
Endeavor Value Equity....................
Endeavor Opportunity Value...............
Endeavor Enhanced Index..................
Dreyfus U.S. Government Securities.......
Dreyfus Small Cap Value /(2)/............
Endeavor Select 50.......................
Endeavor High Yield......................
WRL Growth...............................

------------------------------------------------------------------------------------------------------
                                   Return of Premium Death Benefit
                        (Total Mutual Fund Account Annual Expenses: 1.40%)
------------------------------------------------------------------------------------------------------
                                              1 Year        5 Year       Inception of      Subaccount
                                              Ended         Ended       the Subaccount     Inception
Subaccount                                   12/31/98      12/31/98      to 12/31/98          Date
------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation................
T. Rowe Price Equity Income..............
T. Rowe Price Growth Stock...............
T. Rowe Price International Stock /(1)/..
Endeavor Value Equity....................
Endeavor Opportunity Value...............
Endeavor Enhanced Index..................
Dreyfus U.S. Government Securities.......
Dreyfus Small Cap Value /(2)/............
Endeavor Select 50.......................
Endeavor High Yield......................
WRL Growth...............................
======================================================================================================

/(1)/ Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

/(2)/ Effective September 16, 1986, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.

Endeavor Select 50 and Endeavor High Yield Portfolios

The Endeavor Select 50 Portfolio and the Endeavor High Yield Portfolio commenced operations on February 2, 1998 and May____, 1998, respectively, and therefore these Portfolios does not have significant historical performance data. However, its investment managers, (Montgomery Asset Management, LLC and Massachusetts Financial Services Company) have experience managing similar portfolios with substantially the same investment objectives and policies. Historical performance data showing the results the investment manager achieved for those other portfolios is in the prospectus for the Endeavor Series Trust, which accompanies this prospectus. See "Management - The Investment Advisors Prior Experience with Comparable Fund" in the Endeavor Series Trust's prospectus. That performance information in the Endeavor Series Trust's prospectus does not take into account the fees and charges under the policy; if those fees and charges were reflected, the investment returns would be lower.

                          HISTORICAL PERFORMANCE DATA
                               THE TARGET ACCOUNT

The total return for each target series subaccount will also reflect the manager's fee and other operating expenses.

Target Strategies--Performance Data

Certain aspects of the investment strategies can be demonstrated using historical data.

The following table contains three columns that show the performance of:

     Column One:     the Ten Highest Dividend Yielding Stocks Strategy for the
                     DJIA;

     Column Two:     Five Lowest Priced Stocks of the Ten Highest Dividend
                     Yielding Stocks Strategies in the DJIA; and

     Column Three:   the performance of the DJIA.

The returns shown in the following table and graphs are not guarantees of future performance and should not be used as predictors of returns to be expected in connection with a target series subaccount. Both stock prices (which may appreciate or depreciate) and dividends (which may be increased, reduced or eliminated) will affect the returns. Each strategy under performed its respective index in certain years. Accordingly, there can be no assurance that a target series subaccount will outperform its respective index over the life of a target series subaccount or over consecutive rollover periods, if available.

An investor in a target series subaccount would not necessarily realize as high a total return on an investment in the stocks upon which the hypothetical returns are based for the following reasons: the total return figures shown do not reflect brokerage commissions, target series subaccount expenses or taxes; the target series subaccounts are established at different times of the year; and the target series subaccounts may not be fully invested at all times or equally weighted in all stocks comprising a strategy. If the above-mentioned charges were reflected in the hypothetical returns, the returns would be lower than those presented here.

                        COMPARISON OF TOTAL RETURN/(2)/

                                                                                                              Index
                                                                 Strategy Total Returns                   Total Returns
                                                                 ----------------------                   -------------
                                                                              5 Lowest Priced of
                                                   10 Highest Dividend           the 10 Highest
Year                                              Yielding Stocks/(1)/   Dividend Yielding Stocks/(1)/          DJIA
----                                              --------------------   -----------------------------          ----
1974.....................................                18.73%                     21.07%                      14.48%
1975.....................................                19.63%                     22.32%                      16.43%
1976.....................................                18.26%                     20.75%                      15.34%
1977.....................................                17.54%                     19.90%                      15.01%
1978.....................................                18.56%                     20.63%                      16.54%
1979.....................................                19.57%                     21.70%                      17.28%
1980.....................................                19.93%                     22.35%                      17.65%
1981.....................................                19.50%                     21.36%                      17.41%
1982.....................................                20.25%                     22.52%                      18.79%
1983.....................................                19.83%                     21.33%                      18.30%
1984.....................................                18.65%                     20.38%                      17.81%
1985.....................................                19.59%                     21.08%                      19.09%
1986.....................................                18.85%                     19.84%                      18.07%
1987.....................................                17.55%                     18.96%                      17.35%
1988.....................................                18.71%                     19.74%                      18.47%
1989.....................................                18.14%                     19.57%                      18.72%
1990.....................................                17.19%                     20.62%                      17.32%
1991.....................................                20.76%                     26.15%                      19.80%
1992.....................................                18.96%                     21.72%                      19.18%
1993.....................................                20.95%                     21.53%                      21.27%
1994.....................................                19.76%                     19.17%                      22.17%
1995.....................................                23.99%                     22.07%                      26.88%
1996.....................................                19.98%                     19.38%                      23.77%
1997.....................................                16.00%                     16.11%                      21.38%
1998.....................................                10.59%                     12.36%                      18.03%

--------------------------
(1) The Ten Highest Dividend Yielding Stocks and the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA for any given period were selected by ranking the dividend yields for each of the stocks in the index, as of the beginning of the period, and dividing by the stock's market value on the first trading day on the exchange where that stock principally trades in the given period.

(2) Total Return represents the sum of the percentage change in market value of each group of stocks between the first trading day of a period and the total dividends paid on each group of stocks during the period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return does not take into consideration any sales charges, commissions, expenses or taxes. Total Return dividends are reinvested semi-annually and all returns are stated in terms of the United States dollar. Based on the year-by-year returns contained in the table, over the twenty-five years listed above, the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 18.73%, while the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 21.07%. In addition, over this period, the individual strategies achieved a greater average annual total return than that of the DJIA, which was 14.48%. Although each target series subaccount seeks to achieve a better performance than the index as a whole, there can be no assurance that a target series subaccount will achieve a better performance.

Past Performance of the DJIA



                              [INSERT CHART HERE]



The chart above represents past performance of the DJIA, the Ten Highest Dividend Yielding DJIA Stocks and the Five Lowest Priced Stocks of the Ten Highest Yielding DJIA Stocks (but not The Dow(SM) Target 10 Subaccount or The Dow(SM) Target 5 Subaccount) from January 1, 1974 through December 31, 1998 and should not be considered indicative of future results. Further, these results are hypothetical. The chart assumes that all dividends during a year are reinvested semi-annually and does not reflect sales charges, commissions, expenses or taxes. There can be no assurance that either The Dow(SM) Target 10 Subaccount or The Dow(SM) Target 5 Subaccount will outperform the DJIA.

Investors should not rely on the preceding financial information as an indication of the past or future performance of the target series subaccounts.

Standardized Performance Data

PFL may advertise historical total returns for the target series subaccounts. These figures will be calculated according to standardized methods prescribed by the SEC. They will be based on historical earnings and are not intended to indicate future performance.

The total return calculations for a target series subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. To the extent that any or all of a premium tax is applicable to a particular policy, the total return of that policy will be reduced. For additional information regarding total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information.

Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the subaccounts to December 31, 1998, and for the one and five year periods ended December 31, 1998 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the distribution financing charge and the administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding and Double Enhanced Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Also, Table 1 does not reflect the rider charge for the optional family income protector.


                                                              TABLE 1
                                               Standard Average Annual Total Returns
=====================================================================================================================
                              5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                                        (Total Mutual Fund Account Annual Expenses: 1.55%)

                                                             1 Year        5 Year       Inception of      Subaccount
                                                              Ended         Ended      the Subaccount     Inception
Subaccount                                                  12/31/98      12/31/98      to 12/31/98          Date
---------------------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10 (July Series).......................
The Dow(SM) Target 5 (July Series)........................
The Dow(SM) Target 10 (January Series) /(1)/..............
The Dow(SM) Target 5 (January Series) /(1)/...............
---------------------------------------------------------------------------------------------------------------------
                                                  Return of Premium Death Benefit
                                        (Total Mutual Fund Account Annual Expenses: 1.40%)

                                                             1 Year         5 Year       Inception of      Subaccount
                                                              Ended         Ended      the Subaccount      Inception
Subaccount                                                  12/31/98       12/31/98      to 12/31/98          Date
----------------------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10 (July Series)......................
The Dow(SM) Target 5 (July Series).......................
The Dow(SM) Target 10 (January Series) /(1)/.............
The Dow(SM) Target 5 (January Series) /(1)/..............
======================================================================================================================

/(1)/ The January Series of  The Dow(SM) Target 10 Subaccount and The Dow(SM)
      Target 5 Subaccount began operations on January 4, 1999, therefore comparable information is not available.

Non-Standardized Performance Data

PFL may also advertise or disclose average annual total return or other performance data in non-standard formats for a target series subaccount. The non-standard data may assume that the policy remains in force and therefore not reflect the surrender charge. The non-standard performance data may make other assumptions such as the amount invested in a target series subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments and may also make other assumptions.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

The non-standardized average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2 does not reflect the rider charge for the optional family income protector.


                                                              TABLE 2
                                                   Average Annual Total Returns
                                                  (Assuming No Surrender Charge)
======================================================================================================================
                              5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                                        (Total Mutual Fund Account Annual Expenses: 1.55%)
----------------------------------------------------------------------------------------------------------------------
                                                        1 Year        5 Year       Inception of      Subaccount
                                                         Ended         Ended      the Subaccount     Inception
Subaccount                                             12/31/98      12/31/98      to 12/31/98          Date
----------------------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10 (July Series)..................
The Dow(SM) Target 5 (July Series)...................
The Dow(SM) Target 10 (January Series)/(1)/..........
The Dow(SM) Target 5 (January Series)/(1)/...........
----------------------------------------------------------------------------------------------------------------------
                                                  Return of Premium Death Benefit
                                        (Total Mutual Fund Account Annual Expenses: 1.40%)

                                                        1 Year        5 Year       Inception of      Subaccount
                                                         Ended         Ended      the Subaccount     Inception
Subaccount                                             12/31/98      12/31/98      to 12/31/98          Date
---------------------------------------------------------------------------------------------------------------------
The Dow(SM) Target 10 (July Series)..................
The Dow(SM) Target 5 (July Series)...................
The Dow(SM) Target 10 (January Series)/(1)/..........
The Dow(SM) Target 5 (January Series)/(1)/...........
====================================================================================================================

/(1)/ The January Series of The Dow(SM) Target 10 Subaccount and The Dow(SM)
      Target 5 Subaccount began operations on January 4, 1999, therefore comparable information is not available.

                                   APPENDIX C

                            GLOSSARY OF SPECIAL TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the mutual fund account and the target account before the annuity commencement date.

Annual Stock Selection Date--The last business day of a specified 12-month period.

Annuitant--The person entitled to receive annuity payments after the annuity commencement date and during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Cash Value--The policy value increased or decreased by an excess interest adjustment, less the surrender charge, if any.

Distribution Financing Charge--A daily charge for the first seven policy years equal to an effective annual rate of 0.15% of the mutual fund account's and the target account's net assets. This charge is not deducted after the annuity commencement date.

DJIA--The Dow Jones Industrial Average SM. Thirty stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.

Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders, or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of the general assets of PFL and are not in the mutual fund account or the target account.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account which may be offered by PFL and into which premium payments may be paid or amounts transferred.

Initial Stock Selection Date--The date is June 30, 1998 for the July Series. The date is December 31, 1998 for the January Series.

Mutual Fund Account--A separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended, to which premium payments under the policies may be allocated and which invests in the WRL Growth Portfolio of the WRL Series Fund, Inc., designated portfolios of the Endeavor Series Trust and such other mutual funds as PFL may determine from time to time.

Mutual Fund Subaccount--A subdivision within the mutual fund account, the assets of which are invested in a specified portfolio of the underlying funds.

Owner or Owners--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the application.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

  (1) premium payments; minus

  (2) partial withdrawals (including any applicable excess interest adjustments and/or surrender charges on such withdrawals); plus

  (3) interest credited in the fixed account; plus

  (4) accumulated gains or losses in the mutual fund account and the target account; minus

  (5) service charges, premium taxes, and transfer fees, if any.

Target Account--A separate account established and registered as a management investment company under the 1940 Act to which premium payments under the policies may be allocated.

Target Series Subaccount--A subdivision within the target account, the assets of which are invested in common stocks selected according to a specified investment strategy, with a specific stock selection date.

                                  APPENDIX D

                               POLICY VARIATIONS


The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.




-------------------------------------------------------------------------------------------------------
Policy Form/Endorsement                                  Approximate First Issue Date
AV201 101 65 189 (Policy Form)                           January 1991
AE830 292 (endorsement)                                  May 1992
AE847 394 (endorsement)                                  June 1994
AE871 295 (endorsement)                                  May 1995
AV254 101 87 196 (Policy Form)                           June 1996
AE909 496 (endorsement)                                  June 1996
AE890 196 (endorsement)                                  June 1996
AV320 101 99 197 (Policy Form)                           May 1997
AE945 197 (endorsement)                                  May 1997
AV376 101 106 1197 (Policy Form)                         May 1998
-------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
Product                            AV201 101 65 189                AV201 101 65 189,              AV201 101 65 189,
Feature                                                            AE830 292, and AE847 394       AE847 394, and AE871 295
----------------------------------------------------------------------------------------------------------------------------
Excess Interest                    N/A                             N/A                            N/A
Adjustment
-------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum                 Total Premiums Paid, less       5% Annually Compounding        5% Annually Compounding
Death Benefit Option(s)            any partial withdrawals and     (Option A).                    (Option A) or Annual Step-
                                   any surrender charges made                                     Up (Option B). Option A is
                                   before death, accumulated                                      only available if Owner and
                                   at 4% to the date we receive                                   Annuitant are both under
                                   due proof of death or the                                      age 75.
                                   Policy Value on the date we
                                   receive due proof of death,
                                   which ever is greater.
------------------------------------------------------------------------------------------------------------------------------
Guaranteed Period                   1 and 3 year guaranteed         1 and 3 year guaranteed        1 and 3 year guaranteed
Options (available in the              periods available.              periods available.             periods available.
Fixed Account)
------------------------------------------------------------------------------------------------------------------------------
Minimum effective annual            4%                              4%                             4%
interest rate applicable to
the fixed account
------------------------------------------------------------------------------------------------------------------------------
Asset Rebalancing                   N/A                             N/A                            N/A
------------------------------------------------------------------------------------------------------------------------------
Death Proceeds                     Greater of 1) the Policy         Greater of (a) Policy Value    Greatest of (a) Annuity
                                   Value on the date we receive     and (b) 5% Annually            Purchase Value, (b) Cash
                                   due proof of death, or 2) the    Compounding Death Benefit      Value, and (c) Guaranteed
                                   total premiums paid for this                                    Minimum Death Benefit
                                   policy, less any partial
                                   withdrawals and any
                                   surrender charges made
                                   before death, accumulated
                                   at 4% interest per annum to
                                   the date we receive due
                                   proof of death
------------------------------------------------------------------------------------------------------------------------------
Distribution Financing             N/A                              N/A                            N/A
Charge
------------------------------------------------------------------------------------------------------------------------------
Is Mortality & Expense             No                               No                             No
Risk Fee different after
the Annuity
Commencement Date?
-----------------------------------------------------------------------------------------------------------------------------
Dollar Cost Averaging            N/A                              N/A                            N/A
Fixed Account Option
-----------------------------------------------------------------------------------------------------------------------------
Service Charge                   $35 assessed on each Policy      $35 assessed on each Policy    Assessed only on a Policy
                                 Anniversary. Not deducted        Anniversary. Not deducted      Anniversary; Waived if Sum
                                 from the Fixed Account.          from the Fixed Account.        of Premium Payments less
                                                                                                 partial withdrawals is at
                                                                                                 least $50,000 on the Policy
                                                                                                 Anniversary. Not deducted
                                                                                                 from the Fixed Account.
------------------------------------------------------------------------------------------------------------------------------
Nursing Care and                 N/A                              yes                            yes
Terminal Condition
Withdrawal Option
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Product                          AV250 101 87 196,                AV320 101 99 197,                  AV376 101 106 1197,
Feature                          AE909 496, and AE890 196         and AE945 197                      and AE 945 197
------------------------------------------------------------------------------------------------------------------------------
Excess Interest                  N/A                              yes                                yes
Adjustment
------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum               5% Annually Compounding          5% Annually Compounding            5% Annually Compounding
Death Benefit Option(s)          (Option A) or Annual Step-       (Option A), Annual Step-Up         (Option A), Double Enhanced
                                 Up (Option B). Option A is       (Option B), or Return of           (Option B), or Return of
                                 only available if Owner and      Premium (Option C). Option A       Premium (Option C). Option A
                                 Annuitant are both under         is only available if Owner and     is only available if Owner and
                                 age 75.                          Annuitant are both under age       Annuitant are both under age
                                                                  75. Option B is only available     75. Option B is only available
                                                                  if Owner and Annuitant are         if Owner and Annuitant are
                                                                  under age 81.                      both under age 81.
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed Period                1, 3, 5, and 7 year              1, 3, 5 and 7 year guaranteed      1, 3, 5, and 7 year guaranteed
Options (available in the        guaranteed periods               periods available.                 periods available.
Fixed Account)                   available.
-----------------------------------------------------------------------------------------------------------------------------------
Minimum effective annual         4%                               3%                                 3%
interest rate applicable to
the fixed account
----------------------------------------------------------------------------------------------------------------------------------
Asset Rebalancing                Yes                              Yes                                Yes
----------------------------------------------------------------------------------------------------------------------------------
Death Proceeds                   Greatest of (a) Annuity          Greatest of (a) Policy Value,      Greatest of (a) Policy Value,
                                 Purchase Value, (b) Cash         (b) Cash Value, and (c)            (b) Cash Value, and (c)
                                 Value, and (c) Guaranteed        Guaranteed Minimum Death           Guaranteed Minimum Death
                                 Minimum Death Benefit.           Benefit.                           Benefit.
----------------------------------------------------------------------------------------------------------------------------------
Distribution Financing           N/A                              Applicable                         Applicable
Charge
----------------------------------------------------------------------------------------------------------------------------------
Is Mortality & Expense           No                               No                                 Yes (1.10%, plus
Risk Fee different after                                                                             Administrative Charge,
the Annuity                                                                                          regardless of death benefit
Commencement Date?                                                                                   chosen prior to the Annuity
                                                                                                     Commencement Date)
----------------------------------------------------------------------------------------------------------------------------------
Dollar Cost Averaging            yes                              yes                                 yes
Fixed Account Option
----------------------------------------------------------------------------------------------------------------------------------
Service Charge                   Assessed only on a Policy        Assessed either on a Policy         Assessed either on a Policy
                                 Anniversary; Waived if Sum       Anniversary or on Surrender;        Anniversary or on Surrender;
                                 of Premium Payments less         Waived if Sum of Premium            Waived if Sum of Premium
                                 partial withdrawals is at        Payments less partial               Payments less partial
                                 least $50,000 on the Policy      withdrawals or the Policy           withdrawals or the Policy
                                 Anniversary. Not deducted        Value is at least $50,000 on the    Value is at least $50,000 on
                                 from the Fixed Account.          Policy Anniversary or at the        the Policy Anniversary or at
                                                                  time of Surrender. The Service      the time of Surrender. The
                                                                  Charge is deducted pro-rata         Service Charge is deducted
                                                                  from the Investment Options.        pro-rata from the Investment
                                                                                                      Options.
-----------------------------------------------------------------------------------------------------------------------------------
Nursing Care and                 yes                              yes                                 yes
Terminal Condition
Withdrawal Option
----------------------------------------------------------------------------------------------------------------------------------

PART C       OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

        (a)  Financial Statements

             All required financial statements are included in Part B of this Registration Statement.

        (b)  Exhibits:  The following exhibits are filed herewith:

             (1)  (a)  Resolution of the Board of Directors of PFL Life
                       Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

                  (b)  Authorization Changing Name of the Mutual Fund Account.
                       Note 9.


             (2)       Not Applicable.

             (3)  (a)  Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and MidAmerica Management Corporation. Note 3.

                (a)(1) Principal Underwriting Agreement by and between PFL Life
                       Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                       Note 12.

                (a)(2) Termination of Principal Underwriting Agreement by and
                       between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

                  (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.
             (4)  (a)  Form of Policy for the Endeavor Variable Annuity. Note 3.

                  (b)  Form of Policy Endorsement (Required Distributions). Note
                       3.

                  (c)  Form of Policy Endorsement (Death Benefits). Note 4.

                  (d)  Form of Policy Endorsement (Nursing Care). Note 7.

                  (e)  Form of Policy Endorsement (Death Benefit). Note 8.

                  (f)  Form of Policy for the Endeavor Variable Annuity. Note
                       10.

                  (g)  Form of Policy Endorsement (Nursing Care). Note 10.

                  (h)  Form of Policy for the Endeavor FI Variable Annuity.
                       Note 11.

                  (i)  Form of Policy Endorsement for the Endeavor FI (Nursing
                       Care).  Note 11

                  (j) Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

                  (k)  Form of Policy for the Endeavor Variable Annuity.
                       Note 12.

                  (l) Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

                  (m) Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Variable Annuity
                       (GMIB) Note 14.

                  (n) Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b)
                       Loan). Note 15.

             (5)  (a)  Form of Application for the Endeavor Variable Annuity.
                       Note 11.

                  (b)  Form of Application for the Endeavor FI Variable Annuity.
                       Note 11.

                  (c) Form of Application for the Endeavor ML Variable Annuity. Note 11.

                  (d) Form of Application for the PFL Endeavor Variable Annuity. Note 12.

                  (e) Form of Application for the PFL Endeavor Variable Annuity. Note 14.

                  (f) Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

             (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                       Note 3.

                  (b)  Bylaws of PFL Life Insurance Company. Note 3.

             (7)       Not Applicable.

             (8)  (a)  Participation Agreement by and between PFL Life Insurance
                       Company and Endeavor Series Trust. Note 3.

                  (b)  Participation Agreement with WRL Series Fund, Inc. Note
                       5.

                  (c) Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

                  (d) Amendment and Assignment of Administrative Services Agreement. Note 3.

                  (e)  Second Amendment to Administrative Services Agreement.
                       Note 4.

                  (f) Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

                  (g) Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

                  (h) Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust.
                       Note 11.

             (9)  (a)  Opinion and Consent of Counsel. Note 2.

                  (b)  Consent of Counsel. Note 2.

             (10) (a)  Consent of Independent Auditors. Note 16.

                  (b)  Opinion and Consent of Actuary. Note 14.

             (11)      Not Applicable.

             (12)      Not Applicable.

             (13)      Performance Data Calculations. Note 7.

             (14) Powers of Attorney (P.S. Baird, W.L. Busler, D.C. Kolsrud, R.J. Kontz). Note 6. (Craig D. Vermie) Note 9. (Brenda K. Clancy) Note 10. Larry N. Norman Note 14.

     Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.

     Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-33085) on April 9, 1990.

     Note 3. Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 33-33085) on April 1, 1991.

     Note 4. Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1992.

     Note 5. Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-33085) on April 30, 1993.

     Note 6. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-33085) on January 28, 1994.

     Note 7. Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-33085) on March 29, 1994.

     Note 8. Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-33085) on April 27, 1995.

     Note 9. Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (File No. 33-33085) on April 24, 1996.

     Note 10. Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-33085) on February 28, 1997.

     Note 11. Filed with Post-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1997.

     Note 12. Filed with Post-Effective Amendment No. 14 to this Form N-4 Registration Statement (File No. 33-33085) on February 27, 1998.

     Note 13. Filed with Post-Effective Amendment No. 15 to this Form N-4 Registration Statement (File No. 33-33085) on April 29, 1998.

     Note 14. Filed with Post-Effective Amendment No. 16 to this Form N-4 Registration Statement (File No. 33-33085) on September 28, 1998.

     Note 15.     Filed herewith.

     Note 16.     To be filed by future Amendment.

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

                                           PRINCIPAL POSITIONS
NAME AND                                     AND OFFICES WITH
BUSINESS ADDRESS                                DEPOSITOR
----------------                                ---------
       William L. Busler                   Director, Chairman of
       4333 Edgewood Road, N.E.            the Board and President
       Cedar Rapids, IA 52499

       Patrick S. Baird                    Director, Senior Vice President
       4333 Edgewood Road, N.E.            and Chief Operating
       Cedar Rapids, IA 52499              Officer

       Craig D. Vermie                     Director
       4333 Edgewood Road, N.E.            Vice President,
       Cedar Rapids, IA 52499              Secretary, and General
                                           Counsel

       Douglas C. Kolsrud                  Director, Senior Vice President,
       4333 Edgewood Road, N.E.            Chief Investment Officer
       Cedar Rapids, IA 52499              and Corporate Actuary

       Robert J. Kontz                     Vice President and
       4333 Edgewood Road, N.E.            Corporate Controller
       Cedar Rapids, IA 52499

       Larry N. Norman                     Director and Executive
       4333 Edgewood Road, N.E.            Vice President
       Cedar Rapids, IA 52499

       Brenda K. Clancy                    Vice President
       4333 Edgewood Road, N.E.            Treasurer and Chief
       Cedar Rapids, IA 52499              Financial Officer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                        Jurisdiction of       Percent of Voting
Name                                    Incorporation         Securities Owned                     Business
----                                    -------------         ----------------                     --------
AEGON N.V.                              Netherlands           53.63% of Vereniging                 Holding company
                                        Corporation           AEGON Netherlands
                                                              Membership Association

Groninger Financieringen B.V.           Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON Netherland N.V.                   Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON Nevak Holding B.V.                Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

AEGON International N.V.                Netherlands           100% of AEGON N.V.                   Holding company
                                        Corporation           Netherlands Corporation

Voting Trust                            Delaware                                                   Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                      Delaware              100% of Voting Trust                 Holding company
Corporation

Short Hills Management                  New Jersey            100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

CORPA Reinsurance                       New York              100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

AEGON Management                        Indiana               100% of AEGON U.S.                   Holding company
Company                                                       Holding Corporation

RCC North America Inc.                  Delaware              100% of AEGON U.S.                   Holding company
                                                              Holding Corporation

AEGON USA, Inc.                         Iowa                  100% AEGON U.S.                      Holding company
                                                              Holding Corporation

AUSA Holding Company                    Maryland              100% AEGON USA, Inc.                 Holding company

Monumental General Insurance            Maryland              100% AUSA Holding Co.                Holding company
Group, Inc.

Trip Mate Insurance Agency, Inc.        Kansas                100% Monumental General              Sale/admin. of travel
                                                              Insurance Group, Inc.                insurance

Monumental General                      Maryland              100% Monumental General              Provides management srvcs.
Administrators, Inc.                                          Insurance Group, Inc.                to unaffiliated third party
                                                                                                   administrator

Executive Management and                Maryland              100% Monumental General              Provides actuarial consulting
Consultant Services, Inc.                                     Administrators, Inc.                 services

Monumental General Mass                 Maryland              100% Monumental General              Marketing arm for sale of
Marketing, Inc.                                               Insurance Group, Inc.                mass marketed insurance
                                                                                                   coverages

Diversified Investment                  Delaware              100% AUSA Holding Co.                Registered investment advisor
Advisors, Inc.

Diversified Investors Securities        Delaware              100% Diversified Investment          Broker-Dealer
Corp.                                                         Advsiors, Inc.

AEGON USA Securities, Inc.              Iowa                  100% AUSA Holding Co.                Broker-Dealer

Supplemental Ins. Division, Inc.        Tennessee             100% AUSA Holding Co.                Insurance

Creditor Resources, Inc.                Michigan              100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources                  Canada                100% Creditor Resources, Inc.        Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                    Iowa                  100% AUSA Holding Co.                Investment advisor
Management, Inc.

AEGON USA Realty                        Iowa                  100% AUSA Holding Co.                Provides real estate
Advisors, Inc.                                                                                     administrative and real
                                                                                                   estate investment services

Quantra Corporation                     Delaware              100% AEGON USA Realty                Real estate and financial
                                                              Advisors, Inc.                       software production and sales

Quantra Software Corporation            Delaware              100% Quantra Corporation             Manufacture and sell
                                                                                                   mortgage loan and security
                                                                                                   management software

Landauer Realty Advisors, Inc.          Iowa                  100% AEGON USA Realty                Real estate counseling
                                                              Advisors, Inc.

Landauer Associates, Inc.               Delaware              100% AEGON USA Realty                Real estate counseling
                                                              Advisors, Inc.

Realty Information Systems, Inc.        Iowa                  100% AEGON USA Realty                Information Systems for
                                                              Advisors, Inc.                       real estate investment
                                                                                                   management

AEGON USA Realty                        Iowa                  100% AEGON USA                       Real estate management
Management, Inc                                               Realty Advisors, Inc.

USP Real Estate Investment Trust        Iowa                  21.89% First AUSA Life Ins. Co.      Real estate investment trust
                                                              13.11% PFL Life Ins. Co.
                                                              4.86% Bankers United Life
                                                              Assurance Co.

RCC Properties Limited                  Iowa                  AEGON USA Realty Advisors,           Limited Partnership
Partnership                                                   Inc. is General Partner and 5%
                                                              owner.

AUSA Financial Markets, Inc.            Iowa                  100% AUSA Holding Co.                Marketing

Endeavor Investment Advisors            California            49.9% AUSA Financial                 General Partnership
                                                              Markets, Inc.

Universal Benefits Corporation          Iowa                  100% AUSA Holding Co.                Third party administrator

Investors Warranty of                   Iowa                  100% AUSA Holding Co.                Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.        Iowa                  100% AUSA Holding Co.                Trust company

Money Services, Inc.                    Delaware              100% AUSA Holding Co.                Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

Zahorik Company, Inc.                   California            100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                               Alabama               100% Zahorik Company, Inc.           Insurance agency

AEGON Asset Management                  Delaware              100% AUSA Holding Co.                Registered investment advisor
Services, Inc.

Intersecurities, Inc.                   Delaware              100% Western Reserve Life            Broker-Dealer
                                                              Assurance Co. of Ohio

ISI Insurance Agency, Inc.              California            100% Intersecurities, Inc.           Insurance agency

ISI Insurance Agency                    Ohio                  100% ISI Insurance Agency, Inc.      Insurance agency
of Ohio, Inc.

ISI Insurance Agency                    Texas                 100% ISI Insurance Agency, Inc.      Insurance agency
of Texas, Inc.


ISI Insurance Agency                    Massachusetts         100% ISI Insurance Agency Inc.       Insurance Agency
of Massachusetts, Inc.

Associated Mariner Financial            Michigan              100% Intersecurities, Inc.           Holding co./management
Group, Inc.                                                                                        services

Mariner Financial Services, Inc.        Michigan              100% Associated Mariner              Broker/Dealer
                                                              Financial Group, Inc.

Mariner Planning Corporation            Michigan              100% Mariner Financial               Financial planning
                                                              Services, Inc.

Associated Mariner Agency, Inc.         Michigan              100% Associated Mariner              Insurance agency
                                                              Financial Group, Inc.

Associated Mariner Agency               Hawaii                100% Associated Mariner              Insurance agency
of Hawaii, Inc.                                               Agency, Inc.

Associated Mariner Ins. Agency          Massachusetts         100% Associated Mariner              Insurance agency
of Massachusetts, Inc.                                        Agency, Inc.

Associated Mariner Agency               Ohio                  100% Associated Mariner              Insurance agency
Ohio, Inc.                                                    Agency, Inc.

Associated Mariner Agency               Texas                 100% Associated Mariner              Insurance agency
Texas, Inc.                                                   Agency, Inc.

Associated Mariner Agency               New Mexico            100% Associated Mariner              Insurance agency
New Mexico, Inc.                                              Agency, Inc.

Mariner Mortgage Corp.                  Michigan              100% Associated Mariner              Mortgage origination
                                                              Financial Group, Inc.

Idex Investor Services, Inc.            Florida               100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                   Delaware              50% AUSA Holding Co.                 Investment advisor
                                                              50% Janus Capital Corp.

IDEX II Series Fund                     Massachusetts         Various                              Mutual fund





First AUSA Life Insurance               Maryland              100% AEGON USA, Inc.                 Insurance holding company
Company

AUSA Life Insurance                     New York              100% First AUSA Life                 Insurance
Company, Inc.                                                 Insurance Company

Life Investors Insurance                Iowa                  100% First AUSA Life Ins. Co.        Insurance
Company of America

AEGON Assignment                        Illinois              100% AEGON Financial                 Administrator of
Corporation                                                   Services Group, Inc.                 Structured Settlements

Bankers United Life                     Iowa                  100% Life Investors Ins.             Insurance
Assurance Company                                             Company of America


Life Investors Agency                   Iowa                  100% Life Investors Ins.             Marketing
Group, Inc.                                                   Company of America

PFL Life Insurance Company              Iowa                  100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services                Minnesota             100% PFL Life Insurance Co.          Marketing
Group, Inc.

AEGON Assignment Corporation            Kentucky              100% AEGON Financial                 Administrator of structured
of Kentucky                                                   Services Group, Inc.                 settlements

Life Investors                          Delaware              100% LIICA                           Purchase, own, and hold
Alliance, LLC                                                                                      the equity interest of
                                                                                                   other entities

Southwest Equity Life Ins. Co.          Arizona               100% of Common Voting Stock          Insurance
                                                              First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.        Arizona               100% of Common Voting Stock          Insurance
                                                              First AUSA Life Ins. Co.

Western Reserve Life Assurance          Ohio                  100% First AUSA Life Ins. Co.        Insurance
Co. of Ohio

WRL Series Fund, Inc.                   Maryland              Various                              Mutual fund

WRL Investment Services, Inc.           Florida               100% Western Reserve Life            Provides administration for
                                                              Assurance Co. of Ohio                affiliated mutual fund

WRL Investment                          Florida               100% Western Reserve Life            Registered investment advisor
Management, Inc.                                              Assurance Co. of Ohio

AEGON Equity Group, Inc.                Florida               100% Western Reserve Life            Insurance Agency
                                                              Assurance Co. of Ohio

Monumental Life Insurance Co.           Maryland              100% First AUSA Life Ins. Co.        Insurance

AEGON Special Markets                   Maryland              100% Monumental Life Ins. Co.        Marketing
Group, Inc.

Monumental General Casualty Co.         Maryland              100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.         Maryland              100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.         Arizona               100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation              Maryland              100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                     Iowa                  100% First AUSA Life                 Holding company
                                                              Insurance Company

Commonwealth General                    Delaware              100% AEGON USA                       Holding company
Corporation ("CGC")

PB Series Trust                         Massachusetts         N/A                                  Mutual fund

Monumental Agency Group, Inc.           Kentucky              100%  CGC                            Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                     Delaware              100% CGC                             TPA for Peoples Security Life
                                                                                                   Insurance Company

Durco Agency, Inc.                      Virginia              100% Benefit Plans, Inc.             General agent

Commonwealth General.                   Kentucky              100% CGC                             Administrator of structured
Assignment Corporation                                                                             settlements

AFSG  Securities Corporation            Pennsylvania          100% CGC                             Broker-Dealer

PB Investment Advisors, Inc.            Delaware              100% CGC                             Registered investment advisor

Diversified Financial Products Inc.     Delaware              100% CGC                             Provider of investment,
                                                                                                   marketing and admin.
                                                                                                   services to ins. cos.

AEGON USA Real Estate                   Delaware              100% Diversified Financial           Real estate and mortgage
Services, Inc.                                                Products Inc..                       holding company

Capital Real Estate                     Delaware              100% CGC                             Furniture and equiment lessor
Development Corporation

Capital General Development             Delaware              100% CGC                             Holding company
Corporation

Ammest Realty Corporation               Texas                 100% Peoples Security Life           Special purpose subsidiary
                                                              Insurance Company

JMH Operating Company, Inc.             Mississippi           100% Peoples Security Life           Real estate holdings
                                                              Insurance Company

Independence Automobile                 Florida               100% Capital Security                Automobile Club
Association, Inc.                                             Life Insurance Company

Independence Automobile                 Georgia               100% Capital Security                Automobile Club
Club, Inc.                                                    Life Insurance Company

Capital 200 Block Corporation           Delaware              100% CGC                             Real estate holdings

Capital Broadway Corporation            Kentucky              100% CGC                             Real estate holdings

Southlife, Inc.                         Tennessee             100% CGC                             Investment subsidiary

Ampac Insurance Agency, Inc.            Pennsylvania          100% CGC                             Provider of management
(EIN 23-1720755)                                                                                   support services

National Home Life Corporation          Pennsylvania          100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Compass Rose Development                Pennsylvania          100% Ampac Insurance                 Special-purpose subsidiary
Corporation                                                   Agency, Inc.

Frazer Association                      Illinois              100% Ampac Insurance                 TPA license-holder
Consultants, Inc.                                             Agency, Inc.

Valley Forge Associates, Inc.           Pennsylvania          100% Ampac Insurance                 Furniture & equipment lessor
                                                              Agency, Inc.

Veterans Benefits Plans, Inc.           Pennsylvania          100% Ampac Insurance                 Administator of group
                                                              Agency, Inc.                         insurance programs

Veterans Insurance Services, Inc.       Delaware              100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Financial Planning Services, Inc.       Dist. Columbia        100% Ampac Insurance                 Special-purpose subsidiary
                                                              Agency, Inc.

Academy Insurance Group, Inc.           Delaware              100% CGC                             Holding company

Academy Life Insurance Co.              Missouri              100% Academy Insurance               Insurance company
                                                              Group, Inc.

Pension Life Insurance                  New Jersey            100% Academy Insurance               Insurance company
Company of America                                            Group, Inc.

Academy Services, Inc.                  Delaware              100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ammest Development Corp. Inc.           Kansas                100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ammest Insurance Agency, Inc.           California            100% Academy Insurance               General agent
                                                              Group, Inc.

Ammest Massachusetts                    Massachusetts         100% Academy Insurance               Special-purpose subsidiary
Insurance Agency, Inc.                                        Group, Inc.

Ammest Realty, Inc.                     Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Ampac,  Inc.                            Texas                 100% Academy Insurance               Managing general agent
                                                              Group, Inc.

Ampac Insurance Agency, Inc.            Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
(EIN 23-2364438)                                              Group, Inc.

Data/Mark Services, Inc.                Delaware              100% Academy Insurance               Provider of mgmt. services
                                                              Group, Inc.

Force Financial Group, Inc.             Delaware              100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Force Financial Services, Inc.          Massachusetts         100% Force Fin. Group, Inc.          Special-purpose subsidiary

Military Associates, Inc.               Pennsylvania          100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

NCOA Motor Club, Inc.                   Georgia               100% Academy Insurance               Automobile club
                                                              Group, Inc.

NCOAA Management Company                Texas                 100% Academy Insurance               Special-purpose subsidiary
                                                              Group, Inc.

Unicom Administrative                   Pennsylvania          100% Academy Insurance               Provider of admin. services
Services, Inc.                                                Group, Inc.

Unicom Administrative                   Germany               100%Unicom Administrative            Provider of admin. servcies
Services, GmbH                                                Services, Inc.

Capital Liberty, L.P.                   Delaware              79.2% Commonwealth Life              Holding Company
                                                              Insurance Company
                                                              19.8% Peoples Security Life
                                                              Insurance Company
                                                              1% CGC

Commonwealth General LLC                Turks &               100% CGC                             Special-purpose subsidiary
                                        Caicos Islands

Peoples Benefit Life                    Missouri              3.7% CGC                             Insurance company
Insurance Company                                             20% Capital Liberty, L.P.
                                                              76.3% Monumental
                                                              Life Ins. Co.

Veterans Life Insurance Co.             Illinois              100% Peoples Benefit Life            Insurance company
                                                              Insurance Company

Peoples Benefit Services, Inc.          Pennsylvania          100% Veterans Life Ins. Co.          Special-purpose subsidiary


ITEM 27.     NUMBER OF POLICYOWNERS

             As of December 31, 1998, there were 28,453 Owners of the
Policies.

ITEM 28.     INDEMNIFICATION

        The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.     PRINCIPAL UNDERWRITER

             AFSG Securities Corporation
             4333 Edgewood Road, N.E.
             Cedar Rapids, IA 52499-0001

             The directors and officers of
             AFSG Securities Corporation
             are as follows:(5)


Larry N. Norman                                 Sarah J. Strange
Director and President                          Director and Vice President

Frank A. Camp                                   Darin Smith
Director and Secretary                          Assistant Vice President
                                                and Assistant Secretary

Lisa Wachendorf                                 Linda Gilner
Vice President and                              Treasurer/Controller
Compliance Officer and Chief

Debra C. Cubero                                 Robert Warner
Vice President                                  Assistant Compliance
                                                Officer

Priscilla Hechler                               Emily Bates
Assistant Vice President and                    Assistant Treasurer
Assistant Secretary

Thomas Pierpan                                  Clifton Flenniken
Assistant Vice President and                    Assistant Treasurer
Assistant Secretary

Anne Spaes
Vice President

_____________________
/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.

     AFSG Securities Corporation, the broker/dealer, received $13,075,039.78 from the Registrant from May 1, 1998 through December 31, 1998, for its services in distributing the Policies. AEGON USA Securities, Inc., its predecessor, received $8,891,105.79 from the Registrant from January 1, 1998 through April 30, 1998, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

     AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company, Inc.

ITEM 30.     LOCATION OF ACCOUNTS AND RECORDS

             The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

ITEM 31.     MANAGEMENT SERVICES.

             All management Policies are discussed in Part A or Part B.

ITEM 32.     UNDERTAKINGS

             (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

             (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

             (d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        PFL represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7:  TEXAS OPTIONAL RETIREMENT PROGRAM

        PFL and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25/th/ day of January, 1999.


                                       PFL ENDEAVOR VA SEPARATE
                                       ACCOUNT

                                       PFL LIFE INSURANCE COMPANY
                                       Depositor

                                       _________________________________ *
                                       William L. Busler
                                       President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                             Title                           Date
----------                             -----                           ----

_______________________________ *      Director                        January         , 1999
Patrick S. Baird                                                       ----------------


  /s/  Craig D. Vermie                 Director                        January 25, 1999
-------------------------------
Craig D. Vermie


_______________________________ *      Director                        January         , 1999
William L. Busler                      (Principal Executive Officer)   ----------------


_______________________________ *      Director                        January         , 1999
Larry N. Norman                                                        ----------------


_______________________________ *      Director                        January         , 1999
Douglas C. Kolsrud                                                     ----------------


_______________________________ *      Vice President and              January         , 1999
Robert J. Kontz                        Corporate Controller            ----------------


  /s/  Brenda K. Clancy                Treasurer                       January 25, 1999
------------------------------------
Brenda K. Clancy

* By Brenda K. Clancy and Craig D. Vermie, attorneys in fact.

                                                                Registration No.
                                                                        33-33085



                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                _______________

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933

                                      FOR

                        PFL ENDEAVOR VA SEPARATE ACCOUNT

                                _______________

                                 EXHIBIT INDEX
                                 -------------



Exhibit No.      Description of Exhibit                                       Page No./*/
-----------      ----------------------                                       ----------
(4)(n)           Form of Policy Endorsement for the PFL Endeavor
                 Variable Annuity and the PFL Endeavor ML Variable
                 Annuity (403(b) Loan).


-----------------
/*/ Page numbers included only in manually executed original.